As filed with the Securities and Exchange Commission on October 18, 1995


1933 ACT REGISTRATION NO. 2-54809
1940 ACT REGISTRATION NO. 811-2598
_________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 51 ( X )

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 35 ( X )


                        GOLDMAN SACHS MONEY MARKET TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                                4900 Sears Tower
                            Chicago, Illinois 60606
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                  800-621-2550
                        (REGISTRANT'S TELEPHONE NUMBER)

                                                   with a copy to:
       Michael J. Richman                          Ernest V. Klein
       Goldman Sachs Asset Management              Hale and Dorr
       85 Broad Street                             60 State Street
       New York, New York  10004                   Boston, Massachusetts  02109

       (name and address of agent for service)

It is proposed that this filing will become effective
(check appropriate box)

(   )    immediately upon filing pursuant to paragraph (b) of Rule 485

(   )    on (date) pursuant to paragraph (b) of Rule 485

(   )    60 days after filing pursuant to paragraph (a)(i) of
         Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )    on (date) pursuant to paragraph (a)(i) of Rule 485

( X ) 75 days after filing pursuant to paragraph (a)(ii) of Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )    on (date) pursuant to paragraph (a)(ii) of Rule 485


Registrant has registered an indefinite number of its units under the Securities Act of 1933 pursuant to Rule 24f-2. On February 28, 1995, Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1994.

                 GOLDMAN SACHS MONEY MARKET TRUST
                            FST SHARES
                     OF FINANCIAL SQUARE FUNDS

                       CROSS REFERENCE SHEET
                    Items Required by Form N-1A

Item Number in Part A         Prospectus Caption
---------------------         ------------------

Financial Square Prime Rated Money Market Fund

1.   Cover Page                  Cover Page

2.   Synopsis                    An Introduction to the
                                 Fund;Shareholder and
                                 Fund Expenses

3.   Condensed Financial         Not Applicable
     Information

4.   General Description         An Introduction to the
     of Registrant               Fund; Investment
                                 Objective and Policies of the
                                 Fund; Description of Securities
                                 and Investment Techniques;
                                 Investment Restrictions;
                                 Organization and Shares of the
                                 Fund

5.   Management of the Fund      Fund Management; Organization
                                 and Shares of the Fund

6.   Capital Stock and           Purchase of Units; Reports to
     Other Securities            Shareholders; Distributions and
                                 Taxes; Organization and Shares
                                 of the Fund

7.   Purchase of Securities      Purchase of Units; Exchanges;
     Being Offered               Net Asset Value
                                 Other Securities


8.   Redemption or Repurchase    Redemption of Shares

9.   Pending Legal Proceedings   Not Applicable


                                 Statement of Additional
Item Number in Part B            Information Caption
---------------------            -----------------------

Financial Square Prime Rated Money Market Fund

10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents


12.  General Information         Organization and Capitalization
     and History

13.  Investment Objectives       Investment Policies and
     and Policies                Practices of the Funds;
                                 Investment Restrictions

14.  Management of the Fund      Management

15.  Control Persons and         Management;
     Principal Holders           Organization and Capitalization
     of Securities

16.  Investment Advisory         The Adviser, Distributor and
     and Other Services          Transfer Agent; Portfolio
                                 Transactions; Custodian and
                                 Subcustodian; Independent
                                 Accountants

17.  Brokerage Allocation        Portfolio Transactions

18.  Capital Stock and           Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and    Net Asset Value;
     Pricing of Securities       Shareholder Investment Account;
     Being Offered               Redemptions

20.  Tax Status                  Tax Information

21.  Underwriters                The Adviser, Administrator,
                                 Distributor and Transfer Agent

22.  Calculation of              Calculation of Yield Quotations
     Performance Data

23.  Financial Statements        Financial Statements

Item Number in Part C
---------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration
Statement.

                 GOLDMAN SACHS MONEY MARKET TRUST
                     FST ADMINISTRATION SHARES
                     OF FINANCIAL SQUARE FUNDS

                       CROSS REFERENCE SHEET
                    Items Required by Form N-1A


Item Number in Part A          Prospectus Caption
---------------------          ------------------

Financial Square Prime Rated Money Market Fund

1.   Cover Page                  Cover Page

2.   Synopsis                    An Introduction to the
                                 Fund; Shareholder and
                                 Fund Expenses

3.   Condensed Financial         Not Applicable
     Information

4.   General Description         An Introduction to the
     of Registrant               Fund; Investment
                                 Objective and Policies of the
                                 Fund; Description of Securities
                                 and Investment Techniques;
                                 Investment Restrictions;
                                 Organization and Shares of the
                                 Fund

5.   Management of the Fund      Fund Management; Organization
                                 and Shares of the Fund

6.   Capital Stock and           Purchase of Shares; Reports to
     Other Securities            Unitholders; Distributions and
                                 Taxes; Organization and Units of
                                 the Portfolios

7.   Purchase of Securities      Purchase of Units; Exchanges;
                                 Net Asset Value
                                 Other Securities


8.   Redemption or Repurchase    Redemption of Shares

9.   Pending Legal Proceedings   Not Applicable

                                 Statement of Additional
Item Number in Part B            Information Caption
---------------------            -----------------------

Financial Square Prime Rated Money Market Fund

10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents

12.  General Information         Organization and Capitalization
     and History

13.  Investment Objectives       Investment Policies and
     and Policies                Practices of the Funds;
                                 Investment Restrictions

14.  Management of the Fund      Management

15.  Control Persons and         Management;
     Principal Holders           Organization and Capitalization
     of Securities

16.  Investment Advisory         The Adviser, Distributor and
     Other Services              Administrator and Transfer
                                 Agent; Portfolio
                                 Transactions; Custodian and
                                 Subcustodian; Independent
                                 Accountants

17.  Brokerage Allocation        Portfolio Transactions

18.  Capital Stock and           Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and    Net Asset Value;
     Pricing of Securities       Shareholder Investment Account;
     Being Offered               Redemptions

20.  Tax Status                  Tax Information

21.  Underwriters                The Adviser, Administrator,
                                 Distributor and Transfer Agent

22.  Calculation of              Calculation of Yield Quotations
     Performance Data

23.  Financial Statements        Financial Statements

Item Number in Part C
---------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration
Statement.

                 GOLDMAN SACHS MONEY MARKET TRUST
                        FST SERVICE SHARES
                     OF FINANCIAL SQUARE FUNDS

                       CROSS REFERENCE SHEET
                    Items Required by Form N-1A


Item Number in Part A          Prospectus Caption
---------------------          ------------------

Financial Square Prime Rated Money Market Fund

1.   Cover Page                  Cover Page

2.   Synopsis                    An Introduction to the
                                 Fund; Shareholder and
                                 Fund Expenses

3.   Condensed Financial         Not Applicable
     Information

4.   General Description         An Introduction to the
     of Registrant               Fund; Investment
                                 Objective and Policies of the
                                 Fund; Description of Securities
                                 and Investment Techniques;
                                 Investment Restrictions;
                                 Organization and Shares of the
                                 Fund

5.   Management of the Fund      Fund Management; Organization
                                 and Shares of the Fund

6.   Capital Stock and           Purchase of Shares; Reports to
     Other Securities            Shareholders; Distributions and
                                 Taxes; Organization and Shares
                                 of the Fund

7.   Purchase of Securities      Purchase of Shares; Exchanges;
     Being Offered               Net Asset Value


8.   Redemption or Repurchase    Redemption of Shares

9.   Pending Legal Proceedings   Not Applicable

                                 Statement of Additional
Item Number in Part B            Information Caption
---------------------            -----------------------

Financial Square Prime Rated Money Market Fund

10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents

12.  General Information         Organization and Capitalization
     and History

13.  Investment Objectives       Investment Policies and
     and Policies                Practices of the Funds;
                                 Investment Restrictions

14.  Management of the Fund      Management

15.  Control Persons and         Management;
     Principal Holders           Organization and Capitalization
     of Securities

16.  Investment Advisory and     The Adviser, Distributor and
     Other Services              Administrator and Transfer
                                 Agent; Portfolio
                                 Transactions; Custodian and
                                 Subcustodian; Independent
                                 Accountants

17.  Brokerage Allocation        Portfolio Transactions

18.  Capital Stock and           Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and    Net Asset Value;
     Pricing of Securities       Shareholder Investment Account;
     Being Offered               Redemptions

20.  Tax Status                  Tax Information

21.  Underwriters                The Adviser, Administrator,
                                 Distributor and Transfer Agent

22.  Calculation of              Calculation of Yield Quotations
     Performance Data

23.  Financial Statements        Financial Statements

Item Number in Part C
---------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration
Statement.

                 GOLDMAN SACHS MONEY MARKET TRUST
                       FST PREFERRED SHARES
                     OF FINANCIAL SQUARE FUNDS

                       CROSS REFERENCE SHEET
                    Items Required by Form N-1A


Item Number in Part A          Prospectus Caption
---------------------          ------------------

Financial Square Prime Rated Money Market Fund

1.   Cover Page                  Cover Page

2.   Synopsis                    An Introduction to the
                                 Fund; Shareholder and
                                 Fund Expenses

3.   Condensed Financial         Not Applicable
     Information

4.   General Description         An Introduction to the
     of Registrant               Fund; Investment
                                 Objective and Policies of the
                                 Fund; Description of Securities
                                 and Investment Techniques;
                                 Investment Restrictions;
                                 Organization and Shares of the
                                 Fund

5.   Management of the Fund      Fund Management; Organization
                                 and Shares of the Fund

6.   Capital Stock and           Purchase of Shares; Reports to
     Other Securities            Shareholders; Distributions and
                                 Taxes; Organization and Shares
                                 of the Fund

7.   Purchase of Securities      Purchase of Shares; Exchanges;
     Being Offered               Net Asset Value


8.   Redemption or Repurchase    Redemption of Shares

9.   Pending Legal Proceedings   Not Applicable

                                 Statement of Additional
Item Number in Part B            Information Caption
---------------------            -----------------------

Financial Square Prime Rated Money Market Fund

10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents

12.  General Information         Organization and Capitalization
     and History

13.  Investment Objectives       Investment Policies and
     and Policies                Practices of the Funds;
                                 Investment Restrictions

14.  Management of the Fund      Management

15.  Control Persons and         Management;
     Principal Holders           Organization and Capitalization
     of Securities

16.  Investment Advisory and     The Adviser, Distributor and
     Other Services              Administrator and Transfer
                                 Agent; Portfolio
                                 Transactions; Custodian and
                                 Subcustodian; Independent
                                 Accountants

17.  Brokerage Allocation        Portfolio Transactions

18.  Capital Stock and           Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and    Net Asset Value;
     Pricing of Securities       Shareholder Investment Account;
     Being Offered               Redemptions

20.  Tax Status                  Tax Information

21.  Underwriters                The Adviser, Administrator,
                                 Distributor and Transfer Agent

22.  Calculation of              Calculation of Yield Quotations
     Performance Data

23.  Financial Statements        Financial Statements

Item Number in Part C
---------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration
Statement.

                       GOLDMAN SACHS MONEY MARKET TRUST
                FINANCIAL SQUARE PRIME RATED MONEY MARKET FUND
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Prime Rated Money Market Fund (the "Fund"). This Prospectus relates only to the offering of FST units of beneficial interest ("FST Shares") of the Fund. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as the Fund's investment adviser and administra-tor. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objec-tive by investing in securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, securities issued by foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.... Goldman Sachs Mutual Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-
tional Information dated January   , 1996, as amended or supplemented from
time to time, is available upon request without charge by calling the tele-phone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tow-er, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Secu-rities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Prime Rated Money
 Market Fund..............................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  15
Exchanges.................................................................  15
Redemption of Shares......................................................  16
Appendix A................................................................ A-1
Account Information Form

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                              FST SHARES (NOTE 2)

                                                              FINANCIAL SQUARE
                                                                PRIME RATED
                                                                MONEY MARKET
                                                                    FUND
                                                              ----------------
   SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases................       None
    Sales Charge Imposed on Reinvested Distributions.........       None
    Deferred Sales Load Imposed on Redemptions...............       None
    Exchange Fee.............................................       None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after ad-
     justments)
    Management Fees (after fee adjustments) (Note 3).........       0.04%
    Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...........................       0.13%
       Other Expenses........................................       0.01%
                                                                    ----
   TOTAL OPERATING EXPENSES (Note 3).........................       0.18%
                                                                    ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
   Financial Square Prime Rated Money Market Fund................   $2     $ 6

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Shares of the Fund had been issued. Accordingly, the costs and expenses included in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypo-thetical example should not be considered a representation of past or fu-ture expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."
(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Shares of the Fund. The Fund also offers FST Administration Shares, FST Preferred Shares and FST Service Shares which are subject to different fees and expenses (which affects per-formance) and are entitled to different services. Information regarding FST Administration Shares, FST Preferred Shares and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.
(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, interest, broker-age and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been re-flected in the above table, the estimated management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.035% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.24%, of average daily net assets.

                          AN INTRODUCTION TO THE FUND

  Financial Square Prime Rated Money Market Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

 INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE PRIME RATED MONEY MARKET
                                      FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                              PURCHASE OF SHARES

  FST Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase price in Federal Funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after re-ceipt. FST Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

-------------------------------------------------------------------------------

  FST Shares of the Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

      IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
      -------------------------------------   ---------------
      By:3:00 p.m.--N.Y. time                 Same Business Day
---------------------------------------------------------------
      After:3:00 p.m.--N.Y. time              Next Business Day
---------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Fund are purchased at the net asset value per Share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Shares held in each shareholder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

INITIAL PURCHASES

  The minimum requirement for investing in the Fund is $50 million ($10 mil-lion if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of the Fund will receive an annual report containing audited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confir-mation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements is-sued by Goldman Sachs. A year-to-date statement for any account will be pro-vided upon request made to Goldman Sachs. FST Shareholders with inquiries re-garding the Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distribu-tor and Transfer Agent."

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York time), as a dividend and distributed to FST Shareholders monthly. Distributions will be made in additional FST Shares of the Fund or, at the election of FST Shareholders, in cash. The election to re-invest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all div-idends and capital gain distributions will be reinvested. Dividends will be re-invested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of the Fund may be exchanged for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund or Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of

Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of the Fund without charge upon re-quest on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the Fund to be redeemed, the account number, pay-ment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the pro-ceeds are to be paid to other than pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Infor-mation Form included at the end of this Prospectus. It may be difficult to im-plement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form.
-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED  REDEMPTION PROCEEDS
BY GOLDMAN SACHS             ORDINARILY                    DIVIDENDS
---------------------------  -------------------           ---------
By:3:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such in-termediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a build-ing and loan association, a cooperative bank, a federal savings bank or associ-ation, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards estab-lished by Goldman Sachs. Goldman Sachs may also require additional documenta-tion in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Shareholder. The Fund may redeem all of the FST Shares of any FST Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty
(60) days' prior written notice to such shareholders whose FST Shares are being redeemed to allow them to purchase sufficient additional FST Shares of the Fund to avoid such redemption.

                               ----------------

                                   APPENDIX A

                    GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund in which you invest with your correct Social Security or other Taxpayer Identification Number (TIN), regard-less of whether you file tax returns. Failure to do so may subject you to pen-alties. Failure to provide your correct TIN in Section C and to sign your name on the line provided in that Section of the Account Information Form could re-sult in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account. However, distributions will not be subject to back-up withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends, and redemptions and exchanges will not be subject to backup withholding if the Fund successfully maintains a constant $1.00 net as-set value per Share. The Fund reserves the right to refuse to open an account for, or to close the account of, any investor who fails to (1) provide a TIN, or (2) certify that such TIN is correct (if required to do so under applicable law) in establishing an account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not have a TIN but have applied for or intend to apply for one, you should write "Applied for" in the space for a TIN in Section C. In this event, you should provide your TIN and required certifications within 60 days. If you do not provide your TIN and required certifications within 60 days, 31% withholding may apply. Backup withholding could apply to payments re-lating to your account prior to the Fund's receipt of your TIN and required certifications.

  If you have been notified by the IRS that you are subject to backup withhold-ing because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in Section C.

  If you are an exempt recipient, you should furnish your TIN in Section C, un-derline the word "exempt" and sign on the line provided in that Section. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, govern-mental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, check the "No" box in Sec-tion A and provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             GOLDMAN SACHS MUTUAL FUNDS--ACCOUNT INFORMATION FORM
        This Account Information Form Should be Forwarded Promptly to
                             Goldman, Sachs & Co.
                No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Mutual Funds                Master No. _________________
         4900 Sears Tower                                     Fund Use Only
         Chicago, IL 60606
         1-800-621-2550                            Date: ______________________

FINANCIAL SQUARE FUNDS                 [_] GS - Adjustable Rate Government Agency
[_] Financial Square Prime Obligations     Fund
    Fund                               [_] GS - Short-Term Government Agency Fund
[_] Financial Square Money Market Fund [_] GS - Short Duration Tax-Free Fund
[_] Financial Square Treasury          [_] GS - Core Fixed Income Fund
    Obligations Fund                   [_] The Goldman Sachs Portfolios
[_] Financial Square Government Fund       Fill in Funds(s): ________________
[_] Financial Square Tax-Free Money    [_] Other
    Market Fund                            Fill in Fund(s): _________________
[_] Financial Square Prime Rated Money
    Market Fund
[_] Other
    Fill in Fund(s): __________________

A. ACCOUNT RECORD
-------------------------------------------------------------------------------

--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number

---------------------------------------
Street or P.O. Box                      U.S. Citizen or Resident? Yes [_]No [_]


--------------------------------------- If no is checked, fill in country of
City                State     Zip       tax residence:

--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS--Check appropriate box (see "Dividends" in Prospectus)
-------------------------------------------------------------------------------
Dividends (including net short-term capital gains)    [_] Cash   [_] Shares
Net Long-Term Capital Gains Distributions             [_] Cash   [_] Shares
Dividends and capital gains
 reinvested in another fund in the
 Goldman Sachs Portfolios (see
 Prospectus for more information)                                [_] Shares
Fill in Fund(s): _______________________
(If no box is checked, dividends and capital gains distributions will be rein-vested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER
   CERTIFICATION
-------------------------------------------------------------------------------
Taxpayer Identification Number: __________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certifica-tion of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

      -------------------------------    ---------------------------------------
SIGN  Signature                          Name (print) and Title (if any)
HERE



     -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------

[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.

E. REDEMPTION PLANS--Check one box only (see "Redemption of Shares" in
   Prospectus)
-------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the fol-lowing information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemp-tions or for payments made to any unauthorized account.

                                                         Continued on next page

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See sec-tion F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or fee payments made to any unauthorized account.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added on separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ___________________________________  3) _____________________________________
   Bank Name         Bank Routing No.      Bank Name         Bank Routing No.


   ___________________________________     _____________________________________
   Street Address                          Street Address


   ___________________________________     _____________________________________
   City              State      Zip        City              State      Zip


   ___________________________________     _____________________________________
   Account Name      Account No.           Account Name      Account No.


2) ___________________________________  4) _____________________________________
   Bank Name         Bank Routing No.      Bank Name         Bank Routing No.


   ___________________________________     _____________________________________
   Street Address                          Street Address


   ___________________________________     _____________________________________
   City              State      Zip        City              State      Zip


   ___________________________________     _____________________________________
   Account Name      Account No.           Account Name      Account No.

If additional Bank Account Destinations are needed please attach on a separate sheet.

[_] Special Draft (Transfer Agent to Supply)       [_] By Mail

F. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right power and authority to make the investment applied for pursuant to this application and is signing for itself or in some fiduciary capacity in making such investment, and the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund shares on behalf of the undersigned. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED AND REVIEWED A CURRENT FUND PROSPECTUS.

The undersigned understands that a lesser degree of flexibility concerning the precise timing of a redemption of its investment in the GS Adjustable Rate Government Agency Fund, GS Core Fixed Income Fund, GS Short-Term Government Agency Fund or GS Short Duration Tax-Free Fund, as well as all other non-money market funds, increases the likelihood that the shareholder will be required to redeem shares under unfavorable market conditions. If shares are redeemed at a disadvantageous time, the value of the Fund's shares upon redemption may be less than the price at which the Fund's shares were purchased. Since none of the Funds listed in this paragraph is a money market fund or maintains a constant net asset value per share, the undersigned may experience a loss of principal on its investments in any such Fund during any particular period.

Number of Signatures required to make changes to this form. [_]


      _________________________________  __________________________________
SIGN  Signature                          Name (print) and Title (if any)
HERE

      _________________________________  __________________________________
      Date

G. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

_______________________________________  Affix Guarantee Stamp Here
Signature Guaranteed By

_______________________________________
Authorized Signature

                       GOLDMAN SACHS MONEY MARKET TRUST
                FINANCIAL SQUARE PRIME RATED MONEY MARKET FUND
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Prime Rated Money Market Fund (the "Fund"). This Prospectus relates only to the offering of FST Administration units of beneficial interest ("FST Administration Shares") of the Fund. Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co., serves as the Fund's invest-ment adviser and administrator. Goldman, Sachs & Co. serves as the Fund's dis-tributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objec-tive by investing in securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, securities issued by foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.......Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the
Statement of Additional Information dated January   , 1996, as amended or sup-
plemented from time to time, is available upon request without charge from in-stitutions ("Service Organizations") that hold, directly or through an agent, FST Administration Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Se-curities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IN-VOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Prime Rated Money
 Market Fund..............................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Administration............................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Exchanges.................................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                       FST ADMINISTRATION SHARES (NOTE 2)

                                                                   FINANCIAL
                                                                     SQUARE
                                                                  PRIME RATED
                                                                  MONEY MARKET
                                                                      FUND
                                                                  ------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases...................     None
     Sales Charge Imposed on Reinvested Distributions............     None
     Deferred Sales Load Imposed on Redemptions..................     None
     Exchange Fee................................................     None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3)............     0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...............................     0.13%
       Administration Fees (Note 4)..............................     0.25%
       Other Expenses............................................     0.01%
                                                                      ----
   TOTAL OPERATING EXPENSES (Note 3).............................     0.43%
                                                                      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Prime Rated Money Market Fund..............  $ 4     $14

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Administra-tion shares of the Fund had been issued. Accordingly, the costs and ex-penses included in the table and hypothetical example are based on esti-mated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypothetical example should not be considered a repre-sentation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."

(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Fund. The Fund also offers FST Shares, FST Preferred Shares, and FST Serv-ice Shares which are subject to different fees and expenses (which affects performance) and are entitled to different services. Information regarding FST Shares, FST Preferred Shares, and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.035% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.49% of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Prime Rated Money Market Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

 INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE PRIME RATED MONEY MARKET
                                      FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                                 ADMINISTRATION

  The Fund has adopted an Administration Plan with respect to the FST Adminis-tration Shares which authorizes it to compensate Service Organizations for pro-viding account administration services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organi-zations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25 of 1% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase and redeem FST Administration Shares for its customers.

  Holders of FST Administration Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Fund through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is ex-pected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Re-demption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Administration Shares of the Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Administration Shares purchased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By:         3:00 p.m.--N.Y. time      Same Business Day
-------------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
-------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Administration Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Administration Shares held in each record holder's ac-count.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Fund, and may establish other requirements such as a minimum account bal-ance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Administration Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to sharehold-ers of record. The Service Organizations, as record holders of FST Administra-tion Shares, will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York Time) as a dividend and distributed to Service Organizations, as record owners of FST Administration Shares, monthly. Distri-butions will be made in additional FST Administration Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest divi-dends and distributions or receive them in cash may be changed by a Service Or-ganization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Divi-dends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. The Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid exces-sive fluctuations in the amount of monthly capital gains distributions, a por-tion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of the Fund may be exchanged by Service Organiza-tions for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund or Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unau-thorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or with-drawn at any time on 60 days' written notice.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of the Fund through their respective Service Organizations. The Service Organiza-tions are responsible for the transmittal of redemption requests by their cus-tomers to Goldman Sachs. In order to facilitate timely transmittal of redemp-tion requests, Service Organizations have established procedures by which redemp-tion requests must be made and times by which redemption requests must be re-ceived by them. Additional documentation may be required when deemed appropri-ate by a Service Organization.

  A Service Organization as the record holder of FST Administration Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemp-tion request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chi-cago, Illinois 60606. A Service Organization may request redemptions by tele-phone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Administration Shares. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

--------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Administration Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Adminis-tration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Administration Shareholder. The Fund may re-deem all of the FST Administration Shares of any FST Administration Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are being redeemed to allow them to purchase sufficient additional FST Administration Shares of the Fund to avoid such redemption.
                               ----------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                FINANCIAL SQUARE PRIME RATED MONEY MARKET FUND
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is no-load, open-end, manage-ment investment company (a "mutual fund") which includes the Financial Square Prime Rated Money Market Fund (the "Fund"). This Prospectus relates only to the offering of FST Service units of beneficial interest ("FST Service Shares") of the Fund. Goldman Sachs Asset Management, a separate operating di-vision of Goldman, Sachs & Co., serves as the Fund's investment adviser and administrator. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objec-tive by investing in securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, securities issued by foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION......Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated January , 1996, as amended or supple-mented from time to time, is available upon request without charge from insti-tutions ("Service Organizations") that hold, directly or through an agent, FST Service Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chi-cago, Illinois 60606. The Statement of Additional Information, which is incor-porated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES IN-VESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January  , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Prime Rated Money
 Market Fund..............................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Additional Services.......................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Exchanges.................................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                          FST SERVICE SHARES (NOTE 2)

                                                                   FINANCIAL
                                                                     SQUARE
                                                                  PRIME RATED
                                                                  MONEY MARKET
                                                                      FUND
                                                                  ------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases...................     None
     Sales Charge Imposed on Reinvested Distributions............     None
     Deferred Sales Load Imposed on Redemptions..................     None
     Exchange Fee................................................     None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3)............     0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...............................     0.13%
       Service Fees (Note 4).....................................     0.50%
       Other Expenses............................................     0.01%
                                                                      ----
   TOTAL OPERATING EXPENSES (Note 3).............................     0.68%
                                                                      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Prime Rated Money Market Fund..............  $ 7    $ 22

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Service shares of the Fund had been issued. Accordingly, the costs and expenses included in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The ta-ble and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management." Investors should be aware that, due to service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Deal-ers, Inc.
(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Fund. The Fund also offers FST Administration Shares, FST Preferred Shares and FST Shares which are subject to different fees and expenses (which affects performance) and are entitled to different services. Information regarding FST Administration Shares, FST Preferred Shares and FST Shares may be ob-tained from your sales representative or Goldman Sachs by calling the num-ber on the cover page of this Prospectus.
(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limita-tions not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.035% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Fund would be 0.74% of average daily net assets.
(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Prime Rated Money Market Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

 INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE PRIME RATED MONEY MARKET
                                      FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                              ADDITIONAL SERVICES

  The Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for com-pensation to the Service Organization in an amount up to .50 of 1% (on an annualized basis) of the average daily net asset value of the FST Service Shares of the Fund attributable to or held in the name of the Service Organiza-tion for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, di-rectly or through an agent, as the sole shareholder of record, maintaining ac-count records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of the Fund for its customers, responding to inqui-ries from prospective and existing shareholders and assisting customers with investment procedures.

  Holders of FST Service Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Service Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Serv-ice Organizations or their nominees, which may purchase FST Service Shares of the Fund through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Service Shares of the Fund are deemed to have been purchased when an or-der becomes effective and are entitled to dividends on FST Service Shares pur-chased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By: 3:00 p.m.--N.Y. time              Same Business Day
-------------------------------------------------------------
      After: 3:00 p.m.--N.Y. time           Next Business Day
-------------------------------------------------------------


  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Service Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Service Shares held in each record holder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Fund, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by informa-tion identifying the account in which FST Service Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Service Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST

Service Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, as record owners of FST Service Shares, monthly. Distributions will be made in additional FST Service Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and dis-tributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all div-idends and capital gain distributions will be reinvested. Dividends will be re-invested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of the Fund may be exchanged by Service Organizations for the relevant class of any other Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to pre-vent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to con-firm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of the Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have es-tablished procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Service Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Ac-count Information Form. It may be difficult to implement redemptions by tele-phone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Service Shares. The payment of redemption proceeds for FST Service Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

--------------------------------------------------------------------------------

    REDEMPTION REQUEST RECEIVED
     FROM SERVICE ORGANIZATION       REDEMPTION PROCEEDS
         BY GOLDMAN SACHS                ORDINARILY             DIVIDENDS
    ---------------------------      -------------------        ---------
 By:  3:00 p.m.--N.Y. time         Wired Same Business Day Not earned on Day
                                                            request is
                                                            received
----------------------------------------------------------------------------
After: 3:00 p.m.--N.Y. time        Wired Next Business Day Earned on Day
                                                            request is
                                                            received
----------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Service Shareholder. The Fund may redeem all of the FST Service Shares of any FST Service Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Service Shares are being redeemed to allow them to purchase suffi-cient additional FST Service Shares of the Fund to avoid such redemption.
                        -------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                FINANCIAL SQUARE PRIME RATED MONEY MARKET FUND
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, man-agement investment company (a "mutual fund") which includes the Financial Square Prime Rated Money Market Fund (the "Fund"). This Prospectus relates only to the offering of FST Preferred units of beneficial interest ("FST Pre-ferred Shares") of the Fund. Goldman Sachs Asset Management, a separate oper-ating division of Goldman, Sachs & Co., serves as the Fund's investment ad-viser and administrator. Goldman, Sachs & Co. serves as the Fund's distributor and transfer agent.

  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclu-sively in high quality money market instruments. The Fund pursues its objec-tive by investing in securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, securities issued by foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.......Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Fund that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-
ment of Additional Information dated January   , 1996, as amended or supple-
mented from time to time, is available upon request without charge from insti-tutions ("Service Organizations") that hold, directly or through an agent, FST Preferred Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chi-cago, Illinois 60606. The Statement of Additional Information, which is incor-porated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Fund is not available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January   , 1996

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Shareholder and Fund Expenses.............................................   3
An Introduction to the Fund...............................................   5
Investment Objective and Policies of Financial Square Prime Rated Money
 Market Fund..............................................................   6
Description of Securities and Investment Techniques.......................   7
Investment Limitations....................................................   9
Management................................................................  10
Taxes.....................................................................  11
Net Asset Value...........................................................  12
Yield Information.........................................................  12
Organization and Shares of the Trust......................................  12
Administration............................................................  14
Purchase of Shares........................................................  14
Reports to Shareholders...................................................  15
Distributions.............................................................  16
Redemption of Shares......................................................  16

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                         FST PREFERRED SHARES (NOTE 2)

                                                                   FINANCIAL
                                                                     SQUARE
                                                                  PRIME RATED
                                                                  MONEY MARKET
                                                                      FUND
                                                                  ------------
   SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charge Imposed on Purchases...................     None
     Sales Charge Imposed on Reinvested Distributions............     None
     Deferred Sales Load Imposed on Redemptions..................     None
     Exchange Fee................................................     None
   ANNUAL OPERATING EXPENSES
    (as a percentage of average daily net assets after
    adjustments)
     Management Fees (after fee adjustments) (Note 3)............     0.04%
     Other Expenses (after expense limitation) (Note 3)
       Account Administration Fees...............................     0.13%
       Administration Fees (Note 4)..............................     0.10%
       Other Expenses............................................     0.01%
                                                                      ----
   TOTAL OPERATING EXPENSES (Note 3).............................     0.28%
                                                                      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Prime Rated Money Market Fund..............  $ 3     $ 9

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the vari-ous costs and expenses that an investment in the Fund will bear directly or indirectly. For the fiscal year ended December 31, 1995 no FST Preferred Shares of the Fund had been issued. Accordingly, the costs and expenses in-cluded in the table and hypothetical example are based on estimated fees and expenses for the current fiscal year ended December 31, 1996. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of the Fund, which may be greater or less than 5%. See "Management."

(2) The information with respect to the Fund set forth in the foregoing table and hypothetical example relate only to FST Preferred Shares of the Fund. The Fund also offers FST Shares, FST Administration Shares and FST Service Shares which are subject to different fees and expenses (which affects per-formance) and are entitled to different services. Information regarding FST Shares, FST Administration Shares and FST Service Shares may be obtained from your sales representative or Goldman Sachs by calling the number on the cover page of this Prospectus.

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, management and account administration fees, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses), on an annualized basis, to .01% of the Fund's average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Fund would be 0.075% of average daily net assets, and the estimated amount of other expenses payable by the Fund, would be 0.035% of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating ex-penses of the Fund would be 0.34% of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                          AN INTRODUCTION TO THE FUND

  Financial Square Prime Rated Money Market Fund (the "Fund") is a portfolio of Goldman Sachs Money Market Trust (the "Trust"), a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Goldman Sachs Asset Management, a sepa-rate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Fund's investment adviser and administrator (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Fund's distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  The Fund is designed for institutional investors seeking a high rate of re-turn, a stable net asset value and convenient liquidation privileges. The Fund is particularly suitable for banks, corporations and other financial institu-tions that seek investment of short-term funds for their own accounts or for the accounts of their customers. The Fund seeks to maintain a stable net asset value of $1.00 per share. To facilitate this goal, the Fund's portfolio securi-ties are valued by the amortized cost method as permitted by a rule of the Se-curities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Invest-ments by the Fund must present minimal credit risk.

  The Fund may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two nation-ally recognized statistical rating organizations ("NRSRO's"), or if only one NRSRO has assigned a rating, by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

 INVESTMENT OBJECTIVE AND POLICIES OF FINANCIAL SQUARE PRIME RATED MONEY MARKET
                                      FUND

  The investment objective of the Fund is to maximize current income to the ex-tent consistent with the preservation of capital and the maintenance of liquid-ity. The Fund pursues its objective by investing in the following instruments:

  (A) Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase;

  (C) U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks, and foreign branches of U.S. banks having more than $1 billion in total as-sets at the time of purchase. Such bank obligations may be general ob-ligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation;

  (D) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guar- anteed by U.S. corpora-tions, U.S. commercial banks, foreign corporations, foreign commercial banks or other entities, payable in U.S. dollars;

  (E) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (F) other short-term obligations issued or guaranteed by U.S. corporations, foreign corporations or other entities, payable in U.S. dollars (in-cluding short-term funding agreements);

  (G) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments);

  (H) U.S. dollar denominated obligations of the International Bank for Re-construction and Development;

  (I) U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the governments of or entities lo-cated or organized in the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan, Cayman Islands and Canada. Not more than 25% of Money Market Fund's total assets will be invested in the securities of any one foreign government;

  (J) asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receiv-ables); and

  (K) repurchase agreements.

  The Fund may acquire any of the above securities on a forward commitment or when-issued basis.

  The Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic con-ditions prevail in the banking industry (such as substantial losses on loans, larger increases in non-performing assets, increased charge-offs and losses of deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in the banking industry.

  RISKS OF FOREIGN SECURITIES. Investments in foreign securities and bank obli-gations may present a greater degree of risk than investments in domestic secu-rities because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  The Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Fund may invest in asset-backed and receivables-backed securities. These securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receiv-ables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a cer-tain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present.

  The Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent con-sistent with its investment objective and policies.

REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times exceed the value of the re-purchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agree-ments.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Fund may invest in securities issued by other money market investment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of the Fund's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act and certain state securities regulations. These limits include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of the Fund's assets in se-curities of any one investment company or more than 10% of its assets in secu-rities of all investment companies. The Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Goldman Sachs will not impose a portion of the management fees payable by the Fund with respect to assets invested in another money mar-ket investment company (the "Acquired Fund") as follows. The amount of the man-agement fees otherwise payable by the Fund and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Fund as a shareholder of the

Acquired Fund. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Fund may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time. The Fund may not invest in securities which are Second Tier Securities at the time of purchase. Second Tier Securities are securities rated in the top two short-term rating catego-ries by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Immediately after the ac-quisition of any put by the Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issu-er. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund operates in accordance with these operating policies which comply with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of the Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional In-formation and which may not be changed with respect to the Fund unless autho-rized by a majority of its outstanding shares. Among other restrictions, the Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities) or acquire more than 10% of any class of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries being treated as sepa-rate industries for the purpose of the restriction), provided that there is no 25% limitation in respect of, and the Fund reserves freedom of action to con-centrate its investments in, U.S. Government Securities, and obligations is-sued or guaranteed by U.S. banks and foreign banks. The Fund will concentrate in obligations of domestic and foreign banks, except during adverse conditions in the banking industry. Tax diversification requirements for qualification as a regulated investment company apply to the Fund and are in certain instances more strict than these investment restrictions. In applying the above restric-tions, the Fund will not treat a guarantee as a security issued by the guaran-tor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of its total assets.

  The Fund may borrow money from banks only for temporary or emergency pur-poses in an aggregate amount not exceeding one-third of the value of its total assets. The Fund may not purchase securities while such borrowings exceed 5% of the value of its assets. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trust's Board of Trustees without obtaining the approval of the Fund's share-holders.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  The Fund may purchase securities that are not registered ("restricted secu-rities") under the Secu-rities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified in-stitutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 10% of its net assets in illiquid investments, which in-cludes fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institu-tional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, the Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of the Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER AND ADMINISTRATOR

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser and administrator to the Fund. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $53.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and broker-age firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Fund may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under the Investment Advisory Agreement, GSAM continually manages the Fund, including the purchase, retention and disposition of its securities and other assets. The management of the Fund's portfolio is subject to the supervision of the Board of Trustees and the Fund's investment policies. For these servic-es, GSAM is entitled to a monthly fee at an annual rate equal to .075% of the Fund's average daily net assets.

  GSAM has agreed that it will not impose a portion of its advisory fee, pur-suant to applicable contracts.

  GSAM has agreed to reduce or otherwise limit certain expenses of the Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment and account administration fees, and taxes, interest, brokerage and liti-gation, indemnification and other extraordinary expenses) on an annualized ba-sis to .01% of the Fund's average daily net assets. GSAM has no current inten-tion to but may discontinue or modify any of such reductions or limitations at its discretion.

  In addition, under the Trust's Administration Agreement with GSAM, GSAM ad-ministers the Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes the Fund with office facil-ities, bears all fees and costs of the services furnished by the transfer agent to the Fund, and is responsible for ordinary clerical, recordkeeping and book-keeping functions required to be performed by the Fund (excluding those per-formed by the Fund's custodian), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with meetings of the Board of Trustees and shareholders and other administra-tive services necessary to conduct the Fund's business.

  For those administrative services and facilities the Fund pays an account ad-ministration fee to GSAM. The account administration fee is charged and allo-cated to each shareholder account daily in the amount equal on an annual basis to .13% of the Fund's average daily net assets.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of the Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of the Fund.

                                     TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accor-dance with certain timing requirements of the Code.

  Dividends paid by the Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income will be taxable to shareholders as ordinary in-come. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain re-gardless of how long the shareholders have held their shares. These tax conse-quences will apply to distributions of the Fund regardless of whether distribu-tions are received in cash or reinvested in shares. Certain distributions paid by the Fund in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Fund for federal income tax purposes, including any distribu-tions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on the Fund's distributions if they fail to furnish their correct taxpayer identification number and certain certi-fications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

  If the Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim foreign tax credits or de-ductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. Net asset value per share for each class of shares of the Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, the Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Fund reserves the right to advance the time by which pur-chase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  The Fund's portfolio securities are valued at their amortized cost, which does not take into ac count unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  Investors should note that the investment results of the Fund are based on historical performance and will fluctuate over time. Any presentation of the Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or ef-fective yield may be in any future period.

  Yield and effective yield will be calculated separately for FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. Because each such class of shares is subject to different expenses, the net yield of such classes of the Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                      ORGANIZATION AND SHARES OF THE TRUST

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust authorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of the Fund, which are: FST Shares, FST Preferred Shares, FST Admin-istration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration or Service Shares are re-ferred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable by the Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares en-title their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of the Fund will be voted separately by Fund with respect to matters pertaining to the Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and any changes in fundamental investment restrictions or policies of the Fund. Approval by the shareholders of the Fund is effective only as to the Fund.

  The Trust does not intend to hold annual shareholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other pur-poses as are set forth above. The Trust will facilitate shareholder communica-tion as required and in the manner prescribed by Section 16(c) of the Invest-ment Company Act.

                                 ADMINISTRATION

  The Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate Service Organizations for providing account administration services to their customers who are beneficial owners of such Shares. The Fund will enter into agreements with Service Organi-zations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .10 of 1% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of the Fund attributable to or held in the name of the Service Organization for its custom-ers. The services provided by a Service Organization may include acting, di-rectly or through an agent, as the sole shareholder of record, maintaining ac-count records for its customers, and processing orders to purchase and redeem FST Preferred Shares for its customers.

  Holders of FST Preferred Shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in con-nection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in the Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Fund should be directed to such owners' Service Organization.

                               PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Fund through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Fund may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

--------------------------------------------------------------------------------
  FST Preferred Shares of the Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      By:         3:00 p.m.--N.Y. time      Same Business Day
-------------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
-------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Preferred Shares of the Fund are purchased at the net asset value per share without the imposition of a sales charge.

  Goldman Sachs, as the Fund's transfer agent, will maintain a complete record of transactions and FST Preferred Shares held in each record holder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to the Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in the Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in certain other series of the Trust). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Fund, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Pre-ferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by infor-mation identifying the account in which FST Preferred Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semi-annual report to record holders of FST Preferred Shares of the Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Fund are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST Preferred Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.

                                 DISTRIBUTIONS

  All or substantially all of the Fund's net investment income will be declared daily (as of 4:00 p.m. New York Time) as a dividend and distributed to Service Organizations, as record owners of FST Administration Shares, monthly. Distri-butions will be made in additional FST Preferred Shares of the Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organiza-tion at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. The Fund may distribute at least annually its long-term capital gains, if any, after re-duction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net cap-ital gains realized on the disposition of securities during the months of No-vember and December may be distributed during the subsequent calendar year. Al-though realized gains and losses on the assets of the Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                              REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of the Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption re-quests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Preferred Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Ac-count Information Form. It may be difficult to implement redemptions by tele-phone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an au-thorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be imple-mented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption instructions received by telephone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the recordholder of FST Preferred Shares. The payment of redemption proceeds for FST Preferred Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.

--------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Share-holder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in the Fund ($10 million if an in-vestor satisfies the minimum initial investment in certain other series of the Trust) is required to remain a FST Preferred Shareholder. The Fund may redeem all of the FST Preferred Shares of any FST Preferred Shareholder whose account in the Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Share-holders whose FST Preferred Shares are being redeemed to allow them to purchase sufficient additional FST Preferred Shares of the Fund to avoid such redemption.
                               ----------------

Subject to completion dated January ____, 1996

This Preliminary Statement of Additional Information relates only to Financial Square Prime Rated Fund. Investors seeking information regarding any other series of the Trust should obtain a copy of the currently effective Statement of Additional Information, dated March 15, 1995.

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606



----------------------------------------------------------------

  STATEMENT OF ADDITIONAL INFORMATION - MARCH 15, 1995 AS
SUPPLEMENTED JANUARY _______, 1996.

                                  FST SHARES

----------------------------------------------------------------


Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, diversified, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Prime Rated Money Market Fund ("Prime Rated Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser and administrator. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide shareholders through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Shares dated March 15, 1995, as supplemented on January ________, 1996, a copy of which may be obtained without charge by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                     Page in
                                  Statement of
                                   Additional
                                   Information
                                  -------------


Investment Policies and Practices
     of the Funds                          4
Investment Limitations                    17
Trustees and Officers                     21
The Adviser, Administrator,
     Distributor and Transfer Agent       26
Portfolio Transactions                    30
Net Asset Value                           32
Redemptions                               34
Calculation of Yield Quotations           35
Tax Information                           37
Organization and Capitalization           42
Custodian and Subcustodian                45
Independent Accountants                   45
Financial Statements                      45
Appendix A (Description of Securities
  Ratings)                               A-1

Subject to completion dated January __, 1996

This Preliminary Statement of Additional Information relates only to Financial Square Prime Rated Fund. Investors seeking information regarding any other series of the Trust should obtain a copy of the currently effective Statement of Additional Information, dated March 15, 1995.

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

----------------------------------------------------------------

     STATEMENT OF ADDITIONAL INFORMATION - MARCH 15, 1995 AS
SUPPLEMENTED JANUARY _____, 1996
                           FST ADMINISTRATION SHARES

----------------------------------------------------------------


Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, diversified, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Administration Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Prime Rated Money Market Fund ("Prime Rated Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund")(individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser and administrator. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Administration Shares dated
March 15, 1995, as supplemented on January   ______, 1996, a copy of which may
be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Administration Shares for the benefit of their customers, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS



                                                    Page in
                                                  Statement of
                                                   Additional
                                                  Information
                                                  ------------

Investment Policies and Practices of the Funds..             4
Investment Limitations..........................            17
Trustees and Officers...........................            21
The Adviser, Administrator, Distributor
  and Transfer Agent............................            26
Portfolio Transactions..........................            30
Net Asset Value.................................            32
Redemptions.....................................            34
Calculation of Yield Quotations.................            35
Tax Information.................................            37
Organization and Capitalization.................            42
Custodian and Subcustodian......................            45
Independent Accountants.........................            45
Financial Statements............................            45
Administration Plan.............................            46
Appendix A (Description of Securities Ratings)..           A-1

                 Subject to completion dated Janaury ____, 1996

This Preliminary Statement of Additional Information relates only to Financial Square Prime Rated Fund. Investors seeking information regarding any other series of the Trust should obtain a copy of the currently effective Statement of Additional Information, dated March 15, 1995.

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

----------------------------------------------------------------

     STATEMENT OF ADDITIONAL INFORMATION - MARCH 15, 1995  AS
SUPPLEMENTED JANUARY ______, 1996.
                               FST SERVICE SHARES
----------------------------------------------------------------


Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, diversified, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Service Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Prime Rated Money Market Fund ("Prime Rated Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund")(individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser and administrator. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Service Shares dated March
15, 1995, as supplemented on January   ______, 1996, a copy of which may be
obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Service Shares for the benefit of their customers, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS



                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------

Investment Policies and Practices of the
     Funds................................             4
Investment Limitations....................            17
Trustees and Officers.....................            21
The Adviser, Administrator, Distributor
     and Transfer Agent...................            26
Portfolio Transactions....................            30
Net Asset Value...........................            32
Redemptions...............................            34
Calculation of Yield Quotations...........            35
Tax Information...........................            37
Organization and Capitalization...........            42
Custodian and Subcustodian................            45
Independent Accountants...................            45
Financial Statements......................            45
Service Plan..............................            46
Appendix A (Description of Securities
     Ratings).............................  A-1

                 Subject to completion dated January ____, 1996

This Preliminary Statement of Additional Information relates only to Financial Square Prime Rated Fund. Investors seeking information regarding any other series of the Trust should obtain a copy of the currently effective Statement of Additional Information, dated March 15, 1995.

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

----------------------------------------------------------------
     STATEMENT OF ADDITIONAL INFORMATION - MARCH 15, 1995  AS
SUPPLEMENTED JANUARY ______, 1996.
                              FST PREFERRED SHARES
----------------------------------------------------------------


          Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, diversified, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Preferred Shares of Financial Square Prime Rated Money Market Fund ("Prime Rated Fund"), Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund")(individually, a "Fund" and collectively the "Funds").

          Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser and administrator. Goldman Sachs serves as the Funds' distributor and transfer agent.

          The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

          The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Preferred Shares dated
March 15, 1995, as supplemented on January   ______, 1996, a copy of which may
be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Preferred Shares for the benefit of their customers, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS



                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------

Investment Policies and Practices of the
     Funds................................         4
Investment Limitations....................        17
Trustees and Officers.....................        21
The Adviser, Administrator, Distributor
     and Transfer Agent...................        26
Portfolio Transactions....................        30
Net Asset Value...........................        32
Redemptions...............................        34
Calculation of Yield Quotations...........        35
Tax Information...........................        37
Organization and Capitalization...........        42
Custodian and Subcustodian................        45
Independent Accountants...................        45
Financial Statements......................        45
Preferred Administration Plan.............        46
Appendix A (Description of Securities
     Ratings).............................       A-1

                INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations Fund and Government Fund) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations Fund and Government Fund) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of Money Market Fund, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Prime Rated Fund and Money Market Fund may invest in funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.


REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Obligations Fund) may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. Treasury Obligation Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for federal income tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Prime Rated Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Investments can include fixed time deposits in Cayman Island branches of such banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Prime Rated Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Money Market Fund and Prime Rated Fund may invest up to 5% of their net assets in asset-backed and receivables-backed securities. Asset-backed and receivables backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than Money Market Fund's or Prime Rated Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with its investment objective and policies, each of Money Market Fund and Prime Rated Fund may invest up to 5% of its net assets in these and other types of asset-backed securities that may be developed in the future. However, Money Market Fund and Prime Rated Fund will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

Money Market Fund and Prime Rated Fund may invest in new types of asset-backed securities that may be developed in the future to the extent consistent with their investment objective and policies. This Statement of Additional Information will be amended or supplemented as necessary to reflect Money Market Fund's or Prime Rated Fund's intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Money Market Fund or Prime Rated Fund to dispose of any of their respective then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid high grade debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations Fund) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations Fund) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund,

(3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. Accordingly, any variable or floating rate demand instrument must satisfy a Fund's credit criteria with respect to both its long-term and short-term ratings, except that where credit support is provided, a Fund may rely solely upon the short-term rating of the variable or floating rate demand instrument, i.e., the right to sell. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation.

Each Fund (other than Treasury Obligations Fund and Government Fund) and may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("re-stricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Prime Rated Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are usually general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the issuance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there had been a default. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in Municipal Obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in Municipal Obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity.
Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High grade municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Prime Rated Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

Tax-Free Fund and Municipal Fund each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.



                             INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, a Fund may not:

(1) with respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of that Fund in the securities of any one issuer, except U.S. Government securities and repurchase agreements collateralized by U.S. Government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act;

(2) with respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, that Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act;

(3) borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund's assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending;

(4) mortgage, pledge or hypothecate its assets except to secure permitted borrowings;

(5) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(6) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in, U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the case of the Funds other than the Money Market Fund and Prime Rated Fund, and obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the case of the Money Market Fund and Prime Rated Fund. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.) Notwithstanding the foregoing, Money Market Fund will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic conditions prevail in the banking industry Money Market Fund and Prime Rated Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations;

(7) issue senior securities, except as appropriate to evidence indebtedness that a Fund is permitted to incur and except for shares of existing or additional series of the Trust;

(8) purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for any Fund as a result of the ownership of securities;

(9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and entry into repurchase agreements in accordance with such Fund's investment objective and policies may be deemed to be loans;

(10) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that a Fund may acquire puts in connection with the acquisition of a debt instrument);

(11) invest in other companies for the purpose of exercising control or management.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on behalf of any Fund, invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of a Fund (taken at market value) would be invested in such investments.

The staff of the SEC has taken the position that fixed time deposits maturing in more than seven days that cannot be traded on a secondary market are illiquid and not readily marketable. Until such time (if any) as this position changes, the Trust, on behalf of the Funds, will include such investments in the 10% limit on unmarketable securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid will not be deemed to be unmarketable for purposes of this restriction.

Pursuant to SEC Rule 2a-7, a Fund (other than Tax-Free Fund and Municipal Fund) may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities). A Fund may, however, invest more than 5% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although such Fund may not make more than one such investment at any time. Each Fund, other than the Tax-Free Fund and Municipal Fund, may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, or if only the NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities, are "Second Tier Securities". Pursuant to SEC Rule 2a-7 the foregoing operating policies are not applicable to Tax-Free Fund and Municipal Fund. Immediately after the acquisition of any put by a Fund (other than Tax-Free Fund and Municipal Fund), not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. "NRSROs" include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

  Pursuant to SEC Rule 2a-7, immediately after the acquisition of any put by Tax-Free Fund and Municipal Fund, not more than 5% of the Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation applies only with respect to 75% of each such Fund's total assets. In addition, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. Tax-Free and Municipal Fund each will operate in accordance with this operating policy which complies with SEC Rule 2a-7.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                             TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE                                    POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                  WITH TRUST               DURING PAST 5 YEARS
-----------                                  ----------               -------------------

Paul C. Nagel,Jr., 72              Chairman                        Retired.  Director and
19223 Riverside Dr                 and Trustee                     Chairman of the Finance
Tequesta, FL 33469                                                 and Audit Committees, Great
                                                                   Atlantic & Pacific Tea Co.,
                                                                   Inc.; Director, United Convey
                                                                   or Corporation.

Ashok N. Bakhru, 52                Trustee                         President, ABN Associates
1235 Westlakes Drive                                               (since June 1994) Retired.
 Senior Suite 385                                                  Vice President of Scott Paper
Berwyn, PA 19312                                                   Company; Director of Arkwright
 Mutual                                                            Insurance Company;
                                                                   Trustee of International House
                                                                   of Philadelphia; Member of
                                                                   Cornell University Council;
                                                                   Trustee of the Walnut Street
                                                                   Theater.

*Marcia L. Beck, 39                President                       Director, Institutional Funds
One New York Plaza                 and                             Group, GSAM (since September
New York, NY                       Trustee                         1992); Vice President and
 10004                                                             Senior Portfolio Manager,
                                                                    Goldman Sachs Asset Management
                                                                   (from June 1988 to present).

NAME, AGE                           POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST         DURING PAST 5 YEARS
-----------                         ----------         -------------------

*David B. Ford, 49           Trustee                   General Partner, Goldman
One New York Plaza                                     Sachs, (since 1986); Chair-
New York, NY 10004                                     man and Chief Executive Officer,
                                                       Goldman Sachs Asset Management
                                                       (since December 1994).

*Alan A. Shuch, 45           Trustee                   Director and Vice President of
One New York Plaza                                     Goldman Sachs Funds Management
New York, NY 10004                                     Inc. (from April 1990 to November
                                                       1994); President and Chief Operating
                                                       Officer, GSAM (from September 1988 to;
                                                       November 1994). Limited Partner,

                                                       Goldman Sachs (since December 1994)

Jackson W. Smart, 64         Trustee                   Chairman and Chief Executive
One Northfield Plaza                                   Officer, MSP Communications
#218                                                   Inc.(a company engaged in
Northfield, IL 60093                                   radio broadcasting) (since
                                                       November 1988) and Consultant,
                                                       Thomas Industries, Inc. (a
                                                       manufacturer of lighting
                                                       fixtures, home decorations and
                                                       hardware items) (August 1987
                                                       to November 1988); Chairman
                                                       and member of Executive
                                                       Committee prior thereto;
                                                       Director, Federal Express
                                                       Corporation; Director, North
                                                       American Private Equity Group
                                                       (a venture capital fund).

William H. Springer, 65      Trustee                   Vice Chairman of Ameritech
701 Morningside Drive                                   (a telecommunications holding
Lake Forest, IL 60045                                   company; February 1987 to
                                                        retirement in August 1992) and
                                                        Vice Chairman, Chief Financial
                                                        and Administrative Officer,
                                                        prior thereto; Director,
                                                        Walgreen Co. (a retail drug
                                                        store business); Director of
                                                        Baker, Fentress & Co. (a
                                                        closed-end, non-diversified
                                                        management investment company)
                                                        (April 1992 to present).

NAME, AGE                                    POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                  WITH TRUST               DURING PAST 5 YEARS
-----------                                  ----------               -------------------

Richard P. Strubel, 55             Trustee                            Managing Director, Tandem
70 West Madison St.                                                   Partners, Inc. (since 1990);
Suite 1400                                                            President and Chief Executive
Chicago, IL 60602                                                     Officer, Microdot, Inc.
                                                                      (a diversified manufacturer
                                                                      of fastening systems and
                                                                      connectors)(January 1984 to
                                                                      October 1994).

*Scott M. Gilman, 35               Treasurer                          Director, Mutual Funds Admin-
One New York Plaza                                                    istration, Goldman Sachs Asset
New York, NY                                                          Management (since April 1994);
10004                                                                 Assistant Treasurer, Goldman
                                                                       Sachs Funds Management, Inc.
                                                                      (since March 1993); Vice Pre-
                                                                      sident, Goldman Sachs (since
                                                                      March 1990); Assistant Trea-
                                                                      surer of the Trust (April 1990
                                                                      to October 1991); Manager,
                                                                      Arthur Andersen & Co.(prior
                                                                      thereto).

*Pauline Taylor, 48                Vice                               Vice President of Goldman
4900 Sears Tower                   President                          Sachs (since June 1992);
 Chicago, IL                                                          Consultant (1989 to June
 60606                                                                1992); Senior Vice President
                                                                      of Fidelity Investments (prior
                                                                      to 1989).

*John W. Mosior, 56                Vice                               Vice President, Goldman Sachs
4900 Sears Tower                   President                          and Manager of Shareholder
Chicago, IL                                                           Services for GSAM Funds Group.
60606

*Nancy L. Mucker, 45               Vice                            Vice President, Goldman Sachs
4900 Sears Tower                   President                       and Manager of Shareholder
Chicago, IL                                                        Services for GSAM Funds Group.
60606

*Michael J. Richman, 34            Secretary                       Vice President and Assistant
85 Broad Street                                                    General Counsel of Goldman
New York, NY                                                       Sachs (since June 1992);
10004                                                              Associate General Counsel, Goldman Sachs
                                                                   Asset Management, Counsel to the Funds
                                                                   Group, GSAM (since June 1992);
                                                                   Partner, Hale and Dorr
                                                                   (September 1991 to June 1992).

NAME, AGE                                      POSITIONS               PRINCIPAL OCCUPATION(S)
AND ADDRESS                                    WITH TRUST              DURING PAST 5 YEARS
-----------                                    ----------              -------------------

*Howard B. Surloff, 29                Assistant                      Vice President and Assistant
 85 Broad Street                      Secretary                      General Counsel, Goldman Sachs
 New York, NY 10004                                                  (since November 1993 and May 1994,
                                                                     respectively ); Counsel to the Funds Group,
                                                                     Goldman Sachs Asset Management (since
                                                                     November 1993); Formerly Associate of
                                                                     Shereff Friedman, Hoffman & Goodman (prior
                                                                     thereto).

*Steven E. Hartstein, 31              Assistant                      Legal Products Analyst,
85 Broad Street                       Secretary                      Goldman Sachs (June 1993 to
New York, NY 10004                                                   present); Funds Compliance
                                                                     Officer, Citibank Global Asset
                                                                     Management (August 1991 to
                                                                     June 1993); Legal Assistant,
                                                                     Brown & Wood (prior thereto).

*Gail M. Shanley, 26                  Assistant                      Legal Products Analyst,
85 Broad Street                       Secretary                      Goldman Sachs since June
New York, NY 10004                                                   1994.  Formerly Blue Sky
                                                                     Legal Assistant at Smith
                                                                     Barney Shearson.

*Kaysie P. Uniacke, 34                Assistant                      Vice President and Portfolio
One New York Plaza                    Secretary                      Manager, Goldman Sachs Asset
New York, NY 10004                                                   Management (since 1988).

*Elizabeth D.
  Alexander, 25                       Assistant                      Fund Trading Assistant,
One New York Plaza                    Secretary                      Goldman Sachs Asset
New York, NY 10004                                                   Management (since 1993).  Com-
                                                                     pliance Analyst, Prudential
                                                                     Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of September 30, 1995, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund (other than Municipal Fund). As of September 30, 1995, Municipal Fund had not commenced operations and no shares of such Fund had been sold.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1994:


                                               Pension or            Total
                                               Retirement         Compensation
                                               Benefits        from Goldman Sachs
                           Aggregate           Accrued as         Mutual Funds
                          Compensation         Part of           (including the
Name of Trustee          from the Trust    Trust's Expenses       Trust)*
---------------          --------------    ----------------    ------------------

Paul C. Nagel, Jr.           $69,345            $0                  $101,000
Ashok N. Bakhru              $41,745            $0                  $ 61,000
Marcia L. Beck               $     0            $0                  $      0
David B. Ford                $     0            $0                  $      0
Robert P. Mayo               $41,745            $0                  $ 61,000
Alan A. Shuch                $     0            $0                  $      0
Jackson W. Smart             $41,745            $0                  $ 61,000
William H. Springer          $41,745            $0                  $ 61,000
Richard P. Strubel           $41,745            $0                  $ 61,000

______________

     * The Goldman Sachs Mutual Funds consisted of 32 mutual funds, including the sixteen series of the Trust, on December 31, 1994.

THE ADVISER, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER AND ADMINISTRATOR
-----------------------------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser and administrator of each Fund. As such, GSAM is responsible for the management of each Fund's assets in accordance with such Fund's investment objective and policies.

Under each of the separate Investment Advisory Agreements between GSAM and the Trust on behalf of each Fund, GSAM, subject to the supervision of the Board of Trustees and in conformity with the stated policies of each Fund, manages the Fund's portfolio and directs the investments of the Fund. For these services, GSAM is entitled to a monthly fee at an annual rate equal to .075% of each Fund's average daily net assets. As of December 31, 1994, the Trust's fiscal year end, Municipal Fund had not commenced operations and Prime Rated Fund was organized in October, 1995.

Each Fund is responsible for all of its expenses other than those expressly borne by GSAM under the Investment Advisory Agreement. The expenses borne by shares of each Fund include the Fund's investment advisory fee, account administration fees, expenses of issuing reports to shareholders, custodian fees, taxes, its proportionate share of legal fees, SEC insurance fees, blue sky fees, auditing and tax return preparing fees, taxes, Trustees' fees, insurance expenses and trade association dues. In the event that the expenses of a Fund (including the fees payable to GSAM, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits set by certain state securities administrators, GSAM will reduce its fee payable on behalf of that Fund by the amount of such excess but only to the extent of the Fund's fee. Repayment of any excess amounts will be made on a monthly basis. The most restrictive expense limitation currently applicable to each Fund is 2.5% of the first $30 million of the Fund's average annual net assets, 2.0% of the next $70 million of such assets, and 1.5% of such assets in excess of $100 million.

For the period ended December 31, 1994, and the fiscal years ended January 31, 1994 and January 31, 1993 the amount of the advisory fee incurred by each Fund then in existence was as follows:


                                    Dec. 1994  Jan. 1994  Jan. 1993
                                    ---------  ---------  ---------
Prime Obligations Fund/(5)/           695,689     -0-        -0-
Money Market Fund/(1)/                 64,294      --         --
Treasury Obligations Fund/(5)/        225,733     -0-        -0-
Government Fund/(2)(5)/                50,687     -0-         --
Tax Free Money Market Fund/(3)/             0      --         --
Municipal Money Market Fund/(4)/            0      --         --

----------

/(1)/ Commenced operations May 18, 1994.
/(2)/ Commenced operations April 6, 1993.
/(3)/ Commenced operations July 19, 1994.
/(4)/ Had not commenced operations.

/(5)/ The Information presented for the period ended December 31, 1994 reflects eleven months of operations.

GSAM has agreed that it will not impose a portion of its advisory fees referred to above, pursuant to applicable contracts. Had such fees been imposed during the eleven month period ended December 31, 1994 with respect to Prime Obligations Fund, Treasury Obligations Fund, and Government Fund, advisory fees of $1,609,383, $554,447 and $128,944, respectively, would have been incurred by these Funds during such period. Had the advisory fee been imposed during the period from May 18, 1994 (commencement of operations) and July 19, 1994 (commencement of operations) through December 31, 1994, for Money Market Fund and Tax-Free Fund, respectively, advisory fees of $482,154 and $53,176, respectively, would have been incurred by these Funds during such periods.

Had the advisory fee been imposed during the eleven months ended January 31, 1994 with respect to the Prime Obligations Fund and Treasury Obligations Fund and during the period from April 6, 1993 (commencement of operations) to January 31, 1994 for the Government Fund, advisory fees of $561,534, $1,016,441 and $21,401, respectively, would have been incurred by these Funds during such periods.

Had the advisory fee been imposed during the fiscal year ended January 31, 1993 with respect to the Prime Obligations Fund and Treasury Obligations Fund, fees of $746,670 and $521,085 respectively, would have been incurred by these Funds during such period.

The Investment Advisory Agreement entered into on behalf of each of the Funds was most recently approved (or in the case of Prime Rated Fund, initially approved) by the Board of Trustees, including the "non-interested" Trustees, on October 24, 1995. The Investment Advisory Agreements will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Board of Trustees or by a vote of a majority of the outstanding voting securities of each Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

In connection with the foregoing services, GSAM bears the following expenses:
(a) the salaries and expenses of all personnel of the Trust, except the fees and expenses of "non-interested" Trustees; and (b) office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses. Goldman Sachs has authorized any of its directors, partners, officers and employees who have been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected or appointed.

Except for the expenses to be paid by GSAM as indicated above, the Trust, on behalf of each Fund, is responsible under the Investment Advisory Agreements for the payment of all other expenses related to each Fund's operations. The expenses borne by each Fund include: (a) the fees payable to GSAM, (b) the Fund's allocable share of fees and expenses of "non-interested" Trustees, (c) the fees and expenses of the Funds' custodian, including the cost of pricing the shares of the Fund, (d) the charges and expenses of the Funds' legal counsel and independent accountants, (e) brokers' commissions and any issue or transfer taxes chargeable to the Trust, on behalf of each Fund, in connection with its securities transactions, (f) the fees of any trade association of which the Fund is a member or, in the event the Trust is a member, the Fund's proportionate share of such fees, (g) the cost of share certificates, if any, (h) the Fund's allocable share of the organizational expenses of the Trust and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (i) the Fund's allocable share of communication expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders,
(j) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (k) all taxes and business fees payable by the Fund to federal, state or other governmental agencies. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund will also bear an allocable portion of GSAM's costs of performing certain accounting services not being provided by the Funds' custodian.

For the fiscal period from January 31, 1994 to December 31, 1994 (with respect to (1) Money Market Fund the period from May 18, 1994 (commencement of operations) to December 31, 1994 and (2) Tax-Free Fund the period from July 19, 1994 (commencement of operations) to December 31, 1994), GSAM assumed certain expenses related to the operations of the Funds because such expenses would have caused the Funds' total expenses to exceed certain voluntary expense limitations. Had these expenses not been assumed, an additional $415,540, $458,254, $237,091, 62,967, and $66,782 in expenses would have been incurred by Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund and Tax-Free Fund, respectively, for the relevant periods.

For the period from April 6, 1993 (commencement of operations) to January 31, 1994, GSAM assumed certain expenses related to the operations of Government Fund because such expenses would have caused the Fund's total expenses, on an annualized basis, to exceed certain voluntary expense limitations with respect to such Fund. Had these expenses not been assumed, an additional $98,125 in expenses would have been incurred by the Fund for such period. No expenses were assumed by GSAM for the eleven month period ended January 31, 1994 for Prime Obligations Fund or Treasury Obligations Fund.

For the fiscal year ended January 31, 1993, GSAM assumed certain expenses related to the operations of Treasury Obligations Fund because such expenses would have caused the Fund's total expenses to exceed certain voluntary expense limitations. Had these expenses not been assumed, an additional $68,636 in expenses would have been incurred by the Fund during such period. No expenses for Prime Obligations Fund were assumed by GSAM for the fiscal year ended January 31, 1993.

The Investment Advisory Agreements provide that GSAM shall not be liable to a Fund for any error of judgment by GSAM or for any loss sustained by the Fund except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Investment Advisory Agreement remains in effect. Each Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon sixty (60) days' written notice.

Under the Trust's Administration Agreement with GSAM, GSAM administers each Fund's business affairs subject to the supervision of the Board of Trustees and, in connection therewith, furnishes each Fund with office facilities, bears all fees and costs of the services furnished by the transfer agent to the Fund and is responsible for ordinary clerical, recordkeeping and bookkeeping functions, to the extent not provided pursuant to the Funds' custodian and advisory agreements; preparation and filing of documents required to comply with federal and state securities laws; supervising the activities of the Funds' custodian and transfer agent; providing assistance in connection with meetings of the Board of Trustees and shareholders; and other administrative services necessary to conduct the Trust's business. GSAM will receive account administration fees from the Fund as described in the Prospectus.

For the fiscal years ended January 31, 1993 and January 31, 1994 and for the fiscal period ended December 31, 1994, the amounts of account administration fees paid to GSAM by the Funds then in existence were as follows:

                                  Dec. 1994   Jan. 1994   Jan. 1993
                                  ----------  ----------  ----------

Prime Obligations Fund/(5)/       $2,789,597  $1,761,831  $1,294,479
Money Market Fund/(1)/               835,827           -           -
Treasury Obligations Fund/(5)/       961,040     973,325     903,414

Government Fund/(2)//(5)/            193,154      11,124           -
Tax-Free Fund/(3)/                    35,436           -           -
Municipal Fund/(4)/                        -           -           -
                                  ----------  ----------  ----------

----------
/(1)/ Commenced operations May 18, 1994.
/(2)/ Commenced operations April 6, 1993.
/(3)/ Commenced operations July 19, 1994.
/(4)/ Has not commenced operations.
/(5)/ The information presented for the period ended December 31, 1994 reflects eleven months of operations.

      Had fee reductions not been in effect, Government Fund would have paid account administration fees of $37,095 and $223,500 for the period from April 6, 1993 (commencement of operations) to January 31, 1994 and for the eleven months ended December 31, 1994, respectively, and Tax-Free Fund would have paid account administration fees of $92,169 for the period from July 19, 1994 (commencement of operations) to December 31, 1994.

THE DISTRIBUTOR AND TRANSFER AGENT
---------------------------------

Goldman Sachs serves as the distributor of shares of each Fund pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on October 25, 1994. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the record holders of the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions.

Goldman Sachs is one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a leader in financing and investing services both in the United States and abroad. As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners, capital of $1.8 billion. Goldman Sachs became registered as an investment adviser in 1981. As of September 30, 1995, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $53.7 billion in total assets.


                             PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another fund of the Trust or one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended December 31, 1994, the Trust acquired and sold securities of its regular broker-dealers: Lehman Brothers, Bear Stearns, Salomon Brothers, Inc., CS First Boston Corp., Merrill Lynch & Co., Inc., Daiwa Securities, Morgan Stanley & Co., Inc., Morgan Guaranty Trust, Donaldson Lufkin & Jenrette and Swiss Bank. As of December 31, 1994, each Fund held the following amounts of securities of its regular broker/dealers as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands); Prime Obligations Fund - Lehman Brothers ($385,111), Bear Stearns ($47,000), Salomon Brothers, Inc. ($249,100), CS First Boston Corp. ($54,050), Merrill Lynch & Co., Inc. ($52,453), Daiwa Securities ($175,650), Morgan Stanley & Co., Inc. ($119,159), Morgan Guaranty Trust ($40,000); Government Fund - Lehman Brothers ($37,455), Bear Stearns ($10,000), CS First Boston Corp. ($10,000), Daiwa Securities ($ 16,450); Treasury Obligations Fund -Lehman Brothers ($214,730), Bear Stearns ($30,000), CS First Boston Corp. ($30,000), Merrill Lynch & Co., Inc. ($30,000), Daiwa Securities ($98,700), Morgan Stanley & Co., Inc. ($35,000), Morgan Guaranty Trust ($30,000); and Money Market Fund - Lehman Brothers ($ 66,500), Bear Stearns ($6,300), Salomon Brothers, Inc. ($33,390), CS First Boston Corp. ($7,245), Merrill Lynch & Co., Inc. ($19,996), Daiwa Securities ($60,900), Morgan Stanley & Co., Inc. ($45,000), Morgan Guaranty Trust ($25,000).


                                NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of
July,

Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board of Trustees has determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Board of Trustees, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it will take such corrective action as it regards to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Board of Trustees has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Board of Trustees determines present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM and confirmed by the Board of Trustees. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares and FST Service Shares will be subject to different expense structures (see "Organization and Capitalization").


                                  REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.


                        CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for FST Shares, FST Administration Shares and FST Service Shares. Each type of Share is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 (366/7 in the event of a leap year) with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power (366/7 in the event of a leap year) and subtracting one from the result, according to the following formula:

            Effective Yield=[(base period return + 1) (365/7)] - 1.

Tax-Free Fund and Municipal Fund may each also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

The yield, effective yield and tax-equivalent yield of each Fund, except for the Municipal Fund (which has not commenced operations) and Prime Rated Fund (which was organized in October, 1995) with respect to FST Shares, FST Administration Shares and FST Service Shares for the seven-day period ended December 31, 1994 were as follows:


                                             Effective   Tax-Equivalent
                                Yield          Yield         Yield
                                -----        ---------   --------------
Prime Obligations Fund:
FST Shares                      5.66%          5.82%           N/A
FST Administration Shares       5.41%          5.56%           N/A
FST Service Shares              5.16%          5.29%           N/A

Money Market Fund:
FST Shares                      5.66%          5.83%           N/A
FST Administration Shares       5.41%          5.56%           N/A
FST Service Shares*             5.16%          5.30%           N/A

Treasury Obligations Fund:
FST Shares                      5.60%          5.75%           N/A
FST Administration Shares       5.35%          5.49%           N/A
FST Service Shares              5.10%          5.23%           N/A

Government Fund:
FST Shares                      5.66%          5.81%           N/A
FST Administration Shares       5.41%          5.55%           N/A
FST Service Shares*             5.16%          5.29%           N/A

Tax-Free Fund:
FST Shares                      4.76%          4.87%            7.88%
FST Administration Shares       4.51%          4.61%            7.47%
FST Service Shares              4.26%          4.35%            7.06%

* Assuming such shared had been outstanding and are subject to maximum administration or service fees.

The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1994 are based on a federal marginal tax rate of 39.6%.

The information set forth in the foregoing table reflects certain fee reductions voluntarily agreed to by the Adviser. See "The Adviser, Administrator, Distributor and Transfer Agent." In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund (other than Municipal and Prime Rated Funds) for the same period would have been as follows:



                                             Effective   Tax-Equivalent
                                Yield          Yield          Yield
                                -----        ---------   --------------

Prime Obligations Fund:
FST Shares                      5.61%          5.76%          N/A
FST Administration Shares       5.36%          5.50%          N/A
FST Service Shares              5.11%          5.24%          N/A

Money Market Fund:
FST Shares                      5.55%          5.71%          N/A
FST Administration Shares       5.30%          5.44%          N/A
FST Service Shares*             5.05%          5.18%          N/A

Treasury Obligations Fund:
FST Shares                      5.53%          5.68%          N/A
FST Administration Shares       5.28%          5.42%          N/A
FST Service Shares              5.03%          5.16%          N/A

Government Fund:
FST Shares                      5.61%          5.76%          N/A
FST Administration Shares       5.36%          5.50%          N/A
FST Service Shares*             5.11%          5.24%          N/A

Tax-Free Fund:
FST Shares                      4.57%          4.67%           7.56%
FST Administration Shares       4.32%          4.41%           7.15%
FST Service Shares              4.07%          4.15%           6.74%

* Assuming such shared had been outstanding and are subject to maximum administration or service fees.

From time to time the Funds may publish an indication of their past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.


                                TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year, provided that the Fund distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund.

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated will generally be exempt from regular federal income tax, provided that at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition, all tax-exempt distributions of the Fund will be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, any distributions of income from such investments will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties, and the Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although the Fund does not anticipate that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied, the Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number or with certain required certifications or if the Internal Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Assuming that each Fund qualifies as a regulated investment company for federal income tax purposes, each Fund, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund or to backup withholding on certain payments if a current IRS Form W-8 or acceptable substitute is not on file with the Funds.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under Federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.


                        ORGANIZATION AND CAPITALIZATION

Effective December 27, 1994, Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund, Tax-Free Fund and Municipal Fund were reorganized, and each such Fund became a separate series of Goldman Sachs Money Market Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978. Prior to the reorganization, each Fund had been a separate series of Financial Square Trust ("FST"), which was also a Massachusetts business trust. Except for the fact that the Funds are now series of Goldman Sachs Money Market Trust, shares of each Fund represent the same interest in such Fund's assets, are of the same class, are subject to the same terms and conditions, fees and expenses and confer the same rights as when each Fund was a series of FST. Prime Rated Fund was organized as a series of the Trust in October, 1995.

The Trust is a Massachusetts business trust established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated December 6, 1978.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series or funds of the Trust without further action by shareholders. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Board of Trustees has authorized the issuance of three classes of shares of each of the Funds: FST Shares, FST Service Shares and FST Administration Shares.

Each FST Share, FST Administration Share and FST Service Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of the Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the three classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share and FST Administration Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected funds of the Trust or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of the date of this Statement of Additional Information, no shares of Municipal Fund were outstanding.

As of September 30, 1995, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund: Commerce Bank of Kansas City, PO Box 248, Kansas City, MO 64141 (12.48%), Citicorp Trust NA as Custodian, 140 Royal Palm Way, Palm Beach, FL 33480 (9.29%), University of Texas Systems, 201 W. 7th Street, Austin, TX (11.34%), Board of Regents, University of Texas Systems, 210 W. 6th Street, Austin, TX (7.63%) and Michigan National Bank, Luther & Co., PO Box 9088, Farmington HL, MI 48330 (5.39%). As of September 30, 1995, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund; Loral Corporation, 600 Third Avenue, New York, NY 10016 (8.53%), Paging Network, Inc. 4965 Preston Park Blvd, Ste 500, Plano, TX 75093 (8.46%), State Street Bank & Trust Co., PO Box 1992, Boston, MA 02101 (6.12%) and Citicorp Trust NA as Custodian, 400 Royal Palm Way, Palm Beach, FL 33480 (7.88%). As of September 30, 1995, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund: Commerce Bank of Kansas City, NA, PO Box 248, Kansas City, MO 64141 (14.19%), Commerce Bank, Charleston, NA, NB of C & Co., One Commerce Square, Charleston, WV 25301 (8.52%), Central Bank Monroe LA, Centbank & Co., PO Box 4928, Monroe, LA 71211 (5.30%), Amalgamated Bank of Chicago, One West Monroe Street, Chicago, IL 60603 (9.18%), Continental Bank as C/F Relian, 231 S. LaSalle St., Chicago, IL 60697 (5.33%) and State Street PO Box 1992, Boston,
MA 02101 (6.57%). As of September 30, 1995, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund:
Lincoln Industries, Inc., PO Box 80269, Lincoln, NE 68501 (12.92%), Manufacturers Hanover Trust & Co., 270 Park Ave., New York, NY 10017 (5.27%), Marine Midland Bank, PO Box 4203, Buffalo, NY 14240 (9.03%) and AMBAC Capital Management Inc., 300 Nyala Farms Rd., Westport, CT 06880 (9.46%). As of September 30, 1995, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: Commerce Bank of Kansas City, PO Box 2530, Concord, NH 03302 (28.33%) and Summit Bank (12.45%).

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Massachusetts business trust", which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant fund of the Trust (including each Fund) for any loss suffered by a shareholder as a result of an obligation of such fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believes that, in view of the above, the risk of personal liability of shareholders is not material.

The Declaration of Trust provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interests of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-Laws protects or indemnifies a Trustee or officer against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                           CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of a Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Trust.

                            INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                              FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1994, the Statements of Assets and Liabilities as of December 31, 1994, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1994 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
Dear Shareholders:

  We welcome this opportunity to provide you with a brief overview of events in 1994 that affected Financial Square Funds and bring you up to date on our expectations for 1995. We will also describe some of the steps we have taken to better serve you in the coming year.

  Please note that this annual report covers the 11-month period ended on December 31, 1994. The Trust was previously on a fiscal year that would have ended January 31, 1995. The reason for this change is that as of December 28, 1994, the Financial Square Trust was reorganized to be part of Goldman Sachs Money Market Trust (GSMMT). We want to assure you that neither the investment policies nor the objectives of the Financial Square Funds will change in any way. The reorganization was undertaken so that the new Trust could enjoy substantial administrative efficiencies.

1994 IN REVIEW: A YEAR OF CHALLENGES SUCCESSFULLY MET

  1994 was an eventful, challenging year for money market funds. It was a year during which the Federal Reserve increased the federal funds rate on six separate occasions by a total of 250 basis points; a year when some other money market funds had to be supported in order to maintain their one-dollar net asset values due to investments in volatile derivatives; and a year in which the problems in Orange County, California raised the issue of credit risk for some unfortunate money market investors. Through it all, Financial Square Funds performed admirably by carefully managing risks while maximizing returns.

  Conservative and thorough interest rate sensitivity analysis, a fundamental tenet of the investment process used in the management of all Financial Square Funds, enabled us to avoid volatile investments such as inverse floaters, leveraged floaters, COFI (cost of funds index) floaters and the like that proved so detrimental in a rising rate environment. Additionally, our commitment to extensive credit research helped both the taxable and tax-exempt Financial Square Funds to remain free of any direct exposure to Orange County, California issues.

  This same disciplined, analytic approach helped us structure the Financial Square Funds appropriately for the tremendous increase in short-term interest rates that were experienced this year. Due to many factors, including a robust economy that grew by an estimated average quarterly rate of 4.1%, improvement in the nation's employment level (unemployment fell from 6.7% in January 1994 to 5.4% in December 1994) and concerns about rising inflation, the Federal Reserve Board tightened monetary policy, raising the targeted federal funds rate from 3% in January 1994 to 5.5% by year end. This rapid increase in rates resulted in money market funds being one of the few investment alternatives that offered positive returns in 1994.

  In 1994, Financial Square Funds performed particularly well given the rapid increase in rates and significant steepening of the short-term yield curve. By increasing the portfolios' exposure to floating rate securities whose coupons quickly reflect increases in short-term rates and by restructuring the portfolios' schedule of maturities at the appropriate times, we were able to capture incremental returns. As a result, the Financial Square Funds outperformed their respective IBC/Donoghue benchmarks during the period under review while remaining within their conservative investment guidelines.
--------------------------------------------------------------------------------

Financial Square Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (continued)


--------------------------------------------------------------------------------

EXPECTATIONS AND STRATEGIES FOR 1995

  Despite the restrictive monetary policy the Fed pursued during the course of 1994, economic growth remains strong. At this writing, the estimate of gross domestic product for the fourth quarter of 1994 is 4.5%. Economic growth does not appear to be slowing significantly as we begin 1995. Therefore, we believe that the Fed may raise short-term interest rates by as much as another 100 basis points by mid-year 1995 before growth slows to the 2.5% to 3% level. Consequently, Financial Square Funds will continue to be managed with shorter average life targets and a barbell structure. In this way, we will seek to take advantage of the steepness of the short end of the yield curve while remaining liquid and poised for any further Fed tightening.

  With the likelihood of higher short-term interest rates in the months ahead, we believe that investors will find that the Financial Square Money Market Fund provides a competitive alternative to cash with little risk of principal loss. In addition, for investors whose goal is to maximize after-tax returns, alternating between Financial Square's taxable and tax-exempt portfolios continues to be a frictionless method of capitalizing on the changing relationships between these two sectors without incurring transaction costs. This strategy seeks to provide an attractive yield versus other short-term investment opportunities.

A REVIEW OF CREDIT ISSUES DURING THE YEAR

  Credit quality in the market in general declined modestly in 1994 after an unusually strong year in 1993. Intense global competition, deregulation and merger activity accounted for much of the weakness. Credit deterioration was magnified in some cases by an increase in financial market volatility. Rapidly rising interest rates, speculative derivative strategies and emerging market exposure are only some of the shocks that impacted the system this year. Even the traditionally secure municipal market was volatile as the bankruptcy of Orange County, California sent ripples through the entire market. Other industries under pressure included electric utilities, health care, electronics, retail and property/casualty insurance.

  Not all sectors experienced weakness. The strong U.S. economy, close attention to cost control and efforts to deleverage the balance sheet helped many U.S. industrial companies post record earnings and cash flows. Another bright spot was the U.S. banking industry, which continued to benefit from improved asset quality and capital levels. Merger and acquisition activity returned to the headlines in 1994, but the trend was toward strategic combinations that involved far less leverage than in the late 1980s. Thus, the credit implications were far less significant than in previous merger waves.

OUR CONSERVATIVE APPROACH ADDS VALUE

  The Goldman Sachs Credit Department's conservative credit standards took on increased significance in the unstable market over the last year. While carefully reviewing 1994 developments, our Credit Department placed or maintained maturity or concentration limits on nearly one quarter of approved issuers, decisions that were critical in helping us avoid potential risks.

  As we begin 1995, we are encouraged by signs of stabilizing credit quality in Japan and most of Europe as these economies finally emerge from recession. The economic environment in the U.S. is also expected to be favorable. Despite the stable
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
outlook for global credit quality, there are still many rapidly changing industries and regional economies that require careful attention. As the year progresses, our Credit Department will continue its thorough and diligent monitoring of credit events at home and abroad.

NEW PORTFOLIOS INTRODUCED

  During 1994, two new portfolios were introduced: the Financial Square Money Market Fund, which opened in May, and the Financial Square Tax-Free Money Market Fund, which opened in July.

IMPROVED CLIENT SERVICE

  Goldman Sachs Asset Management has an ongoing commitment to improving the quality of service we provide you. To better meet our clients' needs for liquidity and convenience, during 1994 we extended the purchase and redemption cut-off time from 2:30 p.m. to 3:00 p.m. EST for the Financial Square Prime Obligations, Money Market and Treasury Obligation Funds and extended the cut-off time from 2:30 to 5:00 p.m. EST for purchases of the Government Fund and from 2:30 p.m. to 3 p.m. EST for redemptions.

  In conclusion, we remain committed to our conservative, yet active, investment management and credit policies, as well as to providing you with outstanding client service. We appreciate the opportunity to serve you, and invite discussion about the portfolios and your investment needs.

/s/ Kaysie P. Uniacke
Kaysie P. Uniacke
Portfolio Manager
February 23, 1995




--------------------------------------------------------------------------------

Financial Square Funds
--------------------------------------------------------------------------------
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

----------------------------------- -------------------------------------------
To the Shareholders and Trustees of Goldman Sachs Money Market Trust-- Finan-cial Square Funds:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Money Market Trust--Financial Square Funds (a Massachusetts busi-ness trust comprising the Prime Obligations, Government, Treasury Obligations, Money Market and Tax-Free Money Market Funds) including the statements of in-vestments as of December 31, 1994, the related statements of operations for the periods then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the finan-cial highlights are the responsibility of the Trust's management. Our responsi-bility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of De-cember 31, 1994 by correspondence with the custodian and brokers. As to securi-ties purchased but not yet received, we carried out alternative auditing proce-dures. An audit also includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall finan-cial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Goldman Sachs Money Market Trust--Fi-nancial Square Funds as of December 31, 1994, the results of their operations for the periods then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted ac-counting principles.

                  ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1995
----------------------------------- -------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
Prime Obligations Fund
December 31, 1994
($ in thousands)

----------------------------------- -----------------------------------

Principal              Interest                          Maturity                         Amortized
 Amount                  Rate                              Date                              Cost
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--50.8%
AIRCRAFT
Rockwell International Corp.
$ 25,000                 6.59%                           06/01/95                         $   24,309
BANK HOLDING COMPANIES
Bankers Trust New York Corp.
  25,000                 5.64(a)                         03/17/95                             24,997
  35,000                 5.62                            04/11/95                             34,454
Citicorp
  80,000                 6.25(a)                         04/20/95                             80,000
JP Morgan and Co., Inc.
  35,000                 6.17                            03/09/95                             34,598
Norwest Financial Corp.
  25,000                 5.60                            02/13/95                             24,833
  25,000                 5.70                            02/22/95                             24,794
BUSINESS CREDIT INSTITUTIONS
CIT Group Holdings, Inc.
  20,000                 5.90(a)                         12/22/95                             19,984
General Electric Capital Corp.
  45,000                 5.50                            01/26/95                             44,828
  40,000                 6.50                            06/01/95                             38,909
   5,000                 6.65                            06/12/95                              4,850
  10,000                 6.66                            07/07/95                              9,654
Heller Financial
  50,000                 5.68                            02/13/95                             49,662
FARM MACHINES
John Deere Capital Corp.
  15,000                 4.96                            01/30/95                             14,940
  25,000                 6.33                            04/10/95                             24,565
  10,000                 6.33                            04/11/95                              9,824
  25,000                 6.58                            06/05/95                             24,292
  15,000                 6.65                            06/12/95                             14,551
FIRE, MARINE AND CASUALTY INSURANCE CARRIERS
AI Credit Corp.
  14,000                 6.25                            03/08/95                             13,840
AIG Funding Corp.
  25,000                 6.45                            04/13/95                             24,542
  20,000                 6.65                            06/12/95                             19,402
LIFE INSURANCE
Commonwealth Life Insurance Co.
  20,000                 5.83(a)                         05/09/95                             20,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Principal              Interest                           Maturity                         Amortized
 Amount                  Rate                               Date                             Cost
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
LIFE INSURANCE (CONTINUED)
Pacific Mutual Life Insurance Co.
$ 25,000                 5.73%(a)                         03/01/95                         $ 25,000
MISCELLANEOUS BUSINESS SERVICES
PHH Corp.
  15,000                 6.03(a)                          10/03/95                           14,994
MOTOR VEHICLES AND EQUIPMENT
Ford Motor Credit Corp.
  75,000                 5.38                             01/17/95                           74,820
  15,000                 5.68                             02/09/95                           14,908
PERSONAL CREDIT INSTITUTIONS
Household Finance Corp.
  30,000                 5.50                             01/26/95                           29,885
  12,000                 5.69(a)                          03/17/95                           12,000
Transamerica Finance Corp.
  22,250                 5.38                             01/18/95                           22,193
  10,000                 5.63                             02/06/95                            9,944
  35,000                 5.62                             02/09/95                           34,787
  30,000                 5.65                             04/10/95                           29,534
RADIO & TELEVISION EQUIPMENT
MCA Funding Corp.
  23,000                 5.65                             02/06/95                           22,870
RECEIVABLE/ASSET FINANCINGS
Ciesco, Inc.
  25,000                 5.63                             02/06/95                           24,859
Falcon Asset Securitization Corp.
  25,500                 5.65                             02/06/95                           25,356
McKenna Triangle National Corp.
  50,000                 5.63                             02/06/95                           49,719
  25,000                 6.50                             06/01/95                           24,318
  15,000                 6.60                             06/13/95                           14,552
New Center Asset Trust
  20,000                 5.39                             01/18/95                           19,949
  40,000                 5.47                             01/24/95                           39,860
  15,000                 5.67                             02/06/95                           14,915
  25,000                 5.69                             02/07/95                           24,854
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bankers Trust Securities Corp.
  15,000                 6.06(b)                          01/13/95                           15,000
Cargill Financial Services Corp.
  25,000                 4.97                             02/08/95                           24,869

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
Prime Obligations Fund
December 31, 1994
($ in thousands)

----------------------------------- -----------------------------------


Principal              Interest                           Maturity                         Amortized
 Amount                  Rate                               Date                              Cost
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES (CONTINUED)
JP Morgan Securities, Inc.
$ 40,000                 5.69%(b)                         06/30/95                         $   40,000
Merrill Lynch & Co., Inc.
  10,000                 4.96                             01/30/95                              9,960
  25,000                 5.68(a)                          03/01/95                             25,000
  10,000                 6.00(a)                          09/01/95                              9,998
  30,000                 5.92(a)                          11/27/95                             29,995
Morgan Stanley Group Inc.
  10,000                 6.25                             01/06/95                              9,991
  30,000                 6.26                             03/06/95                             29,666
  79,500                 5.49(b)                          09/01/95                             79,502
TELECOMMUNICATIONS
AT&T Corp.
  25,000                 6.08                             03/22/95                             24,663
TELEPHONE COMMUNICATIONS
U.S. West Communications, Inc.
  30,000                 5.50                             01/25/95                             29,890
WATER SUPPLY AND OTHER SANITARY SERVICES
WMX Technologies, Inc.
  26,577                 6.70                             06/13/95                             25,771
-----------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                     $1,465,450
-----------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--0.9%
Bank of America
$  7,000                 6.20%                            03/06/95                         $    6,923
Wachovia Bank & Trust Co.
  20,000                 6.53                             06/09/95                             19,423
-----------------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                                 $   26,346
-----------------------------------------------------------------------------------------------------
BANK NOTES--12.0%
American Express Centurion Bank
$ 10,000                 6.13%(a)                         02/15/95                         $   10,000
  25,000                 5.75(a)                          04/10/95                             24,999
  15,000                 5.94(a)                          10/24/95                             14,999
  25,000                 6.00(a)                          11/29/95                             24,995
First National Bank of Chicago
  25,000                 5.46                             01/17/95                             25,000
  25,000                 5.64(a)                          06/01/95                             24,995
Fleet National Bank of Providence
  15,000                 6.03(a)                          07/11/95                             14,990

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Principal             Interest                        Maturity                       Amortized
 Amount                 Rate                            Date                            Cost
--------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
Nationsbank of Texas N.A.
$ 75,000                5.57%                         02/06/95                       $   75,000
PNC Bank, N.A.
  25,000                3.50                          01/31/95                           24,997
  25,000                5.70                          04/20/95                           24,973
Society National Bank, Cleveland
  30,000                3.55                          01/20/95                           29,997
  25,000                5.59(a)                       03/14/95                           24,996
Southtrust Bank of Alabama
  25,000                6.00(a)                       03/31/95                           25,000
--------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                     $  344,941
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--3.3%
Federal Home Loan Mortgage Corp.
$ 20,000                6.15%                         03/03/95                       $   19,792
Federal National Mortgage Assn.
  75,000                5.60                          02/17/95                           74,451
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                         $   94,243
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--33.3%
Lehman Government Securities Inc., dated 12/30/94,
 repurchase price $100,081 (FHLMC: $12,982, 7.00%,
 01/01/08; FHLMC: $85,826, 7.50%, 06/01/23;
 FHLMC: $10,736, 8.50%, 03/01/23)
$100,000                5.85%                         01/03/95                       $  100,000
Joint Repurchase Agreement Accounts
 110,600                5.75                          01/03/95                          110,600
 750,000                5.99                          01/03/95                          750,000
--------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                          $  960,600
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                    $2,891,580(c)
--------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) Variable rate security-base index is one of the following:
 U.S. Treasury Bill
 One or three month LIBOR
 One month commercial paper
 Federal Funds
 Prime lending rate
(b) Variable rate master note-base index is Federal Funds.
(c) The cost stated also represents aggregate cost for federal income tax purposes.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
Government Fund
December 31, 1994
($ in thousands)

----------------------------------- -----------------------------------

Principal              Interest                          Maturity                         Amortized
 Amount                  Rate                              Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--63.3%
Federal Home Loan Bank
$25,000                  5.55%                           01/03/95                         $ 24,992
 10,000                  6.45                            06/05/95                            9,722
 10,000                  6.60                            06/13/95                            9,701
 10,000                  5.53(a)                         10/06/95                            9,997
 10,000                  5.51(a)                         10/20/95                            9,995
Federal Home Loan Mortgage Corp.
  5,000                  5.51                            04/03/95                            4,930
Federal National Mortgage Assn.
 50,000                  5.90                            01/04/95                           49,975
  5,000                  5.00                            01/17/95                            4,989
 10,000                  4.94                            01/19/95                            9,975
 10,000                  5.27                            01/20/95                            9,972
  8,000                  4.83                            02/03/95                            7,965
 15,000                  6.39                            06/08/95                           14,579
  5,000                  6.40                            06/08/95                            4,860
  6,810                  6.45                            06/19/95                            6,604
 10,000                  6.65                            07/17/95                            9,636
 10,000                  5.54(a)                         08/25/95                           10,000
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                  $197,892
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--2.8%
United States Treasury Bills
$ 9,000                  6.50%                           06/30/95                         $  8,708
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--34.3%
Bear Stearns and Co., dated 11/03/94, repurchase
 price $10,108 (FNMA: $113, 9.00%, 04/01/02;
 FHLMC: $10,745, 5.05%, 08/01/20)
$10,000                  5.50%                           01/12/95                         $ 10,000
C.S. First Boston Corporation, dated 10/18/94,
 repurchase price $10,137 (FNMA: $244, 6.00%,
 02/01/24; FHLMC: $11,779, 6.50%, 04/01/24)
 10,000                  5.38                            01/17/95                           10,000
Lehman Government Securities Inc., dated 10/18/94, repurchase price
 $10,137 (FNMA: $10,159, 8.00%,
 02/01/07; FNMA: $121, 7.50%, 06/01/09; FHLMC:
 $326, 7.50%, 01/01/23)
 10,000                  5.35                            01/17/95                           10,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                             Cost
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Government Securities Inc., dated 10/27/94, repurchase price
 $15,206 (FNMA: $12,548, 5.50%,
 07/01/00; FHLMC: $254, 8.50% 10/01/01; FNMA:
 $3,774, 8.50%, 01/01/08; FNMA: $207, 7.00%,
 03/01/14)
$15,000                  5.50%                          01/24/95                          $15,000
Nationsbank Capital Markets, dated 12/30/94,
 repurchase price $5,004 (U.S. Treasury Note:
 $5,110, 6.50%, 09/30/96)
  5,000                   5.95                          01/03/95                            5,000
SBC Government Securities, dated 12/30/94,
 repurchase price $5,004 (U.S. Treasury Note:
 $5,145, 7.50%, 11/15/01)
  5,000                   6.05                          01/03/95                            5,000
Joint Repurchase Agreement Account
 52,200                   5.75                          01/03/95                           52,200
----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                              $107,200
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                        $313,800(b)
----------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.
(a) Variable rate security-base index is one of the following:
 Federal Funds Prime lending rate
(b) The cost stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
Treasury Obligations Fund
December 31, 1994
($ in thousands)

----------------------------------- -----------------------------------

 Principal              Interest                         Maturity                         Amortized
  Amount                  Rate                             Date                              Cost
----------------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--25.4%
 United States Treasury Bills
 $ 15,000                 4.87%                          03/02/95                         $   14,878
   20,000                 6.30                           06/08/95                             19,447
   35,000                 6.30                           06/15/95                             33,989
   60,000                 6.27                           06/22/95                             58,210
   40,000                 6.25                           06/29/95                             38,757
 United States Treasury Notes
   50,000                 4.63                           01/03/95                             49,988
   70,000                 7.63                           01/03/95                             69,989
----------------------------------------------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS                                                          $  285,258
----------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--74.4%
 Bear Stearns and Co., dated 11/03/94, repurchase
  price $30,382 (U.S. Treasury Notes: $30,795,
  7.25%, 11/15/96)
 $ 30,000                 5.39%                          01/26/95                         $   30,000
 C.S. First Boston Corporation, dated 10/18/94,
  repurchase price $30,403 (U.S. Treasury Notes: $80,
  4.25%, 07/31/95; $28,825, 8.50%, 07/15/97; $255,
  8.25%, 07/15/98; $190, 6.38%, 01/15/99)
   30,000                 5.25                           01/17/95                             30,000
 Deutsche Bank Securities Corp., dated 12/30/94,
  repurchase price $45,034 (U.S. Treasury Notes:
  $48,745, 5.25%, 07/31/97)
   45,000                 5.50                           01/03/95                             45,000
 J.P. Morgan Securities, Inc., dated 10/14/94,
  repurchase price $30,994 (U.S. Treasury Notes:
  $32,815, 5.13%, 02/28/98)
   30,000                 5.25                           01/11/95                             30,000
 Lehman Government Securities Inc., dated 10/18/94, repurchase price
  $30,403 (U.S. Treasury Notes: $1,195,
  10.38%, 05/15/95; $280, 7.50%, 01/31/96; $255, 7.88%, 04/15/98; $28,050,
  8.50%, 11/15/00)
   30,000                 5.25                           01/17/95                             30,000
 Lehman Government Securities Inc., dated 10/27/94,
  repurchase price $50,593 (U.S. Treasury Notes:
  $5,235, 6.00%, 06/30/96; $435, 6.88%,
  04/30/97; $43,445, 8.50%,
  07/15/97)
   50,000                 5.40                           01/13/95                             50,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

 Principal             Interest                       Maturity                       Amortized
  Amount                 Rate                           Date                            Cost
--------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (CONTINUED)
 Lehman Government Securities Inc., dated
  12/02/94, repurchase price $60,295 (U.S. Treasury
  Notes: $10,880, 3.88%, 02/28/95; $51,950, 4.38%,
  08/15/96)
 $ 60,000                5.90%                        01/03/95                       $   60,000
 Merrill Lynch Government Securities, Inc., dated
  10/13/94, repurchase price $30,383 (U.S. Treasury
  Notes: $275, 6.50%, 05/15/97; $30,170, 7.88%,
  04/15/98)
   30,000                5.35                         01/06/95                           30,000
 Morgan Stanley & Co., Inc., dated 12/05/94,
  repurchase price $35,172 (U.S. Treasury Notes:
  $34,950, 8.50%, 05/15/97)
   35,000                5.90                         01/03/95                           35,000
 Nationsbank Capital Markets, dated 12/30/94,
  repurchase price $45,037 (U.S. Treasury Notes:
  $46,000, 6.50%, 09/30/96)
   45,000                5.95                         01/03/95                           45,000
 SBC Government Securities, dated 12/30/94,
  repurchase price $45,038 (U.S. Treasury Notes:
  $49,800, 5.00%, 01/31/99)
   45,000                6.05                         01/03/95                           45,000
 Sanwa Securities Co., dated 12/30/94, repurchase
  price $45,037 (U.S. Treasury Notes: $47,615, 5.63%,
  01/31/98)
   45,000                5.90                         01/03/95                           45,000
 UBS Securities, Inc., dated 12/30/94, repurchase
  price $45,034 (U.S. Treasury Notes: $5,885, 4.63%,
  02/15/96; $38,000, 8.50%, 07/15/97)
   45,000                5.50                         01/03/95                           45,000
 Joint Repurchase Agreement Account
  314,000                5.75                         01/03/95                          314,000
--------------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                                                         $  834,000
--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS                                                                   $1,119,258(a)
--------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) The cost stated also represents aggregate cost for federal income tax purposes.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
Money Market Fund
December 31, 1994
($ in thousands)
----------------------------------- -----------------------------------

 Principal              Interest                           Maturity                         Amortized
  Amount                  Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER--56.1%
 BANK HOLDING COMPANIES
 Bankers Trust New York Corp.
 $  5,000                 5.64%(a)                         03/17/95                         $  4,999
   15,000                 5.62                             04/11/95                           14,765
    5,000                 5.67(a)                          06/20/95                            5,000
 BEVERAGES--SOFT DRINKS
 Pepsico, Inc.
   10,000                 5.04                             02/15/95                            9,937
 BUSINESS CREDIT INSTITUTIONS
 CIT Group Holdings, Inc.
   10,000                 5.90(a)                          12/22/95                            9,992
 General Electric Capital Corp.
   25,000                 6.65                             06/12/95                           24,252
    5,000                 6.66                             07/07/95                            4,827
 DRUGS
 American Home Products Corp.
   25,000                 6.70                             06/26/95                           24,181
 ELECTRIC COMPANY
 ENEL
   16,777                 5.70                             04/06/95                           16,525
 FINANCIAL SERVICES
 Mitsui & Co. USA
   20,000                 5.42                             01/18/95                           19,949
 FOOD PRODUCTS
 Nestle Capital Corp.
   26,000                 5.80                             01/20/95                           25,920
 FOREIGN BANK
 Banca CRT Financial Corp.
    5,000                 5.20                             03/01/95                            4,957
   15,000                 5.70                             04/11/95                           14,763
 Cariplo Finance
   25,000                 6.26                             04/03/95                           24,609
 Credito Italiano Delaware, Inc.
   20,000                 5.43                             01/20/95                           19,943
 Skandinaviska Enskilda Banken
   15,000                 4.99                             02/02/95                           14,933
 LIFE INSURANCE
 Sun Life Insurance Co. of America
   25,000                 5.98(a)                          10/23/95                           25,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

 Principal              Interest                           Maturity                         Amortized
  Amount                  Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
 MISCELLANEOUS BUSINESS SERVICES
 PHH Corp.
 $  5,000                 6.03%(a)                         10/03/95                         $  4,998
 MOTOR VEHICLES AND EQUIPMENT
 American Honda Finance Corp.
   20,000                 5.71                             02/01/95                           19,902
 Ford Motor Credit Co.
   35,000                 5.40                             01/17/95                           34,916
 PERSONAL CREDIT INSTITUTIONS
 Household Finance Corp.
   20,000                 5.50                             01/26/95                           19,924
 Transamerica Finance Corp.
    5,000                 5.70                             02/13/95                            4,966
 RECEIVABLE/ASSET FINANCINGS
 Corporate Receivables Corp.
   10,000                 6.65                             06/21/95                            9,684
 New Center Asset Trust
   17,000                 5.69                             02/07/95                           16,900
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
 Merrill Lynch & Co., Inc.
    5,000                 6.00(a)                          09/01/95                            4,999
   15,000                 5.92(a)                          11/27/95                           14,997
 Morgan Guaranty Trust Co.
   25,000                 5.69(b)                          06/30/95                           25,000
 Morgan Stanley Group, Inc.
   45,000                 5.49(b)                          09/01/95                           45,000
 SERVICES DATA PROCESSING
 Electronic Data Systems Corp.
   20,000                 5.75                             02/13/95                           19,863
 TELECOMMUNICATIONS
 NYNEX Corp.
   10,000                 5.70                             02/02/95                            9,949
   10,000                 5.73                             02/13/95                            9,932
 WATER SUPPLY AND OTHER SANITARY SERVICES
 WMX Technologies, Inc.
   15,000                 6.70                             06/13/95                           14,545
-----------------------------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER                                                                     $520,127
-----------------------------------------------------------------------------------------------------
 BANKERS' ACCEPTANCES--YANKEEDOLLAR--1.1%
 Sanwa Bank Ltd., New York
 $ 11,000                 6.66%                            06/27/95                         $ 10,640

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
Money Market Fund
December 31, 1994
($ in thousands)
----------------------------------- -----------------------------------

 Principal             Interest                         Maturity                       Amortized
  Amount                 Rate                             Date                           Cost
--------------------------------------------------------------------------------------------------
 BANK NOTES--8.1%
 American Express Centurion Bank
 $ 15,000                5.94%(a)                       10/24/95                       $ 14,999
 First National Bank, Chicago
   15,000                5.46                           01/17/95                         15,000
    5,000                5.64(a)                        06/01/95                          4,999
 Fleet National Bank, Providence
    5,000                6.03(a)                        07/11/95                          4,997
 Huntington National Bank
    5,000                5.95(a)                        02/03/95                          5,000
 Nationsbank of Texas, N.A.
   20,000                5.57                           02/06/95                         20,000
 PNC Bank N.A.
   10,000                5.70                           04/20/95                          9,989
--------------------------------------------------------------------------------------------------
 TOTAL BANK NOTES                                                                      $ 74,984
--------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT--YANKEEDOLLAR--7.5%
 Commerzbank Ag, New York
 $ 40,000                6.05%                          01/27/95                       $ 40,007
 Hessische Landesbank Girozentrale, New York
   10,000                5.75                           02/08/95                         10,000
 Sanwa Bank Ltd., New York
    5,000                6.78                           06/23/95                          4,997
 Sumitomo Bank Ltd., New York
   15,000                5.62                           01/31/95                         14,998
--------------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF
  DEPOSIT--YANKEEDOLLAR                                                                $ 70,002
--------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS--5.3%
 Federal National Mortgage Association
 $ 50,000                5.60%                          02/17/95                       $ 49,634
--------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--25.1%
 Joint Repurchase Agreement Accounts
 $133,500                5.75%                          01/03/95                       $133,500
  100,000                5.99                           01/03/95                        100,000
--------------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                                                           $233,500
--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS                                                                     $958,887(c)
--------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) Variable rate security-base index is one of the following:
 U.S. Treasury Bill
 One or three month LIBOR
 One month commercial paper
 Federal Funds
 Prime lending rate
(b) Variable rate master note-base index is Federal Funds.
(c) The cost stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
Tax-Free Money Market Fund
December 31, 1994
($ in thousands)
----------------------------------- -----------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
ALABAMA--5.5%
City of Mobile, Al PCRB Series 1994 for Alabama
 Power Co. VRDN (A-1/VMIG-1)
 $ 3,800                  5.75%                            01/01/95                           $  3,800
Parrish, Al IDA PCRB for Alabama Power VRDN
 (A-1/VMIG-1)
   6,500                  5.75                             01/01/95                              6,500
-------------------------------------------------------------------------------------------------------
                                                                                                10,300
-------------------------------------------------------------------------------------------------------
ALASKA--1.1%
Alaska Housing Finance Corp., General Mortgage
 RB, VRDN Series 1991A (A-1+/VMIG-1)
   2,000                  5.75                             01/07/95                              2,000
-------------------------------------------------------------------------------------------------------
ARIZONA--0.9%
City of Phoenix IDA MF Hsg. Del Mar Terrace
 Apartments VRDN (Bank of America LOC)
 (Aa3/VMIG-1)
   1,700                  5.85                             01/07/95                              1,700
-------------------------------------------------------------------------------------------------------
CALIFORNIA--7.9%
California RANS (Sp-1+/MIG-1)
   4,000                  5.00                             06/28/95                              4,010
City of Fremont MF Hsg. Series 1985D--Creekside
 Village Apartment Project VRDN (Fuji Bank Ltd.
 LOC) (Aa2/VMIG-1)
   2,000                  5.00                             01/07/95                              2,000
City of San Francisco, Ca USD TRANS
 (Sp-1+/ MIG-1)
   3,500                  4.75                             08/24/95                              3,512
Humboldt County TRANS 1994-95 (Sp-1+)
   1,000                  4.75                             08/01/95                              1,003
Los Angeles County Metropolitan Transportation
 Authority VRDN (MBIA)(A-1+/VMIG-1)
   4,000                  5.40                             01/07/95                              4,000
Orange County Seaside Meadows VRDN (Fuji Bank
 LOC) (A-1/VMIG-1)
     400                  6.10                             01/07/95                                400
-------------------------------------------------------------------------------------------------------
                                                                                                14,925
-------------------------------------------------------------------------------------------------------
FLORIDA--8.1%
Dade County, Fl Water and Sewer Series 1994 VRDN
 (FGIC) (A-1+/VMIG-1)
   1,100                  4.95                             01/07/95                              1,100
Florida Local Government Finance Commission Pooled
 CP Notes--Series A (First Union National Bank of
 Florida LOC)(A-1+/P-1)
   5,000                  4.40                             02/14/95                              5,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
FLORIDA (CONTINUED)
Orange County, Fl MF Hsg. for Sunlake Apartments
 Series 1985-H (Dai-Ichi Kangyo Bank LOC)
 (A+/VMIG-1)
 $ 5,155                  4.50%                            11/01/95                           $  5,155
Putnam County Development Authority for Seminole
 Electric H-1 VRDN (CFC) (A-1/VMIG-1)
   4,000                  5.55                             01/07/95                              4,000
-------------------------------------------------------------------------------------------------------
                                                                                                15,255
-------------------------------------------------------------------------------------------------------
GEORGIA--14.1%
Burke County Development Authority, Ga Adjust Tender PCRB, Oglethorpe Power
 Corp. Vogtle Series 92A
 (Credit Suisse LOC) (Aaa/A-1+)
   3,000                  3.80                             01/23/95                              3,000
   2,000                  3.90                             02/22/95                              2,000
Burke County, Ga for Georgia Power Series 8 VRDN (A-1/VMIG-1)
   7,500                  5.90                             01/01/95                              7,499
Fulco, Ga Hospital Authority for Piedmont Hospital
 VRDN (Trust Company Bank LOC) (A-1+)
   7,100                  5.65                             01/07/95                              7,100
Municipal Electric Authority of Georgia Project One Subordinate Series B-E
 (A-1/VMIG-1)
   3,000                  4.50                             02/27/95                              3,000
   3,800                  4.55                             04/13/95                              3,800
-------------------------------------------------------------------------------------------------------
                                                                                                26,399
-------------------------------------------------------------------------------------------------------
HAWAII--2.1%
Hawaii Housing Finance and Development Authority
 VRDN (Federal Home Loan Bank LOC) (A-1+)
   4,000                  5.50                             01/07/95                              4,000
-------------------------------------------------------------------------------------------------------
ILLINOIS--4.3%
Illinois Health Facilities Authority Series B--Elmhurst
 Memorial Hospital VRDN (MIG-1)
     100                  6.00                             01/01/95                                100
Illinois Health Facilities Authority VRDN Series 1985
 B and C--Ingalls Memorial Hospital (Fuji Bank LOC) (Aa3/VMIG-1)
   4,000                  5.50                             01/07/95                              4,000
Illinois Health Facilities Authority VRDN Series 1985
 C and D--Revolving Fund Pooled Finance Program
 (First National Bank of Chicago LOC) (A-1/VMIG-1)
   4,000                  5.70                             01/07/95                              4,000
-------------------------------------------------------------------------------------------------------
                                                                                                 8,100
-------------------------------------------------------------------------------------------------------
INDIANA--3.4%
Indiana Health Facility for Methodist Hospital VRDN (A-1+/VMIG-1)
   6,300                  5.55                             01/07/95                              6,300

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
Tax-Free Money Market Fund
December 31, 1994
($ in thousands)

----------------------------------- -----------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
IOWA--2.1%
Salix Iowa PCRB for Midwest Power Systems Inc.
 VRDN (A-1/VMIG-1)
 $ 3,900                  5.55%                            01/07/95                           $  3,900
-------------------------------------------------------------------------------------------------------
KANSAS--1.6%
City of Burlington-Kansas City Power and Light PCRB (Deutsche Bank LOC)(A-
 1+/P-1)
   3,000                  3.80                             01/23/95                              3,000
-------------------------------------------------------------------------------------------------------
KENTUCKY--2.1%
Mason County Variable/Fixed Rate PCRB Pooled for
 East Kentucky Power Facility VRDN (CFC) (A-1+/Aa3)
   4,000                  5.55                             01/07/95                              4,000
-------------------------------------------------------------------------------------------------------
LOUISIANA--4.5%
Louisiana State Adj. Ref. Tender GO Refunding Bonds
 (Fuji Bank/Credit Local de France LOC)(Aa3/VMIG-1)
   2,400                  3.75                             01/18/95                              2,400
Plaquemine Port, Harbor and Terminal District Series
 A-D (Tampa Electric)(Aa3/P-1)
   6,000                  3.90                             01/26/95                              6,000
-------------------------------------------------------------------------------------------------------
                                                                                                 8,400
-------------------------------------------------------------------------------------------------------
MINNESOTA--2.1%
Port Authority of the City of St. Paul VRDN IDA for Weyerhaeuser Project (A-
 1)
   4,000                  5.75                             01/07/95                              4,000
-------------------------------------------------------------------------------------------------------
MISSOURI--5.8%
Kansas City Timberlane Apartment Project VRDN (Bank
 of America LOC) (Aa3/VMIG-1)
     500                  5.75                             01/07/95                                500
Missouri Health Facility VRDN for Sisters of Mercy
 Series A,B,C (A-1+/VMIG-1)
   4,100                  5.20                             01/07/95                              4,100
Missouri State Environmental Improvement and Energy Residential Authority
 Series 1992-Kansas City Power
 & Light VRDN (A-1/VMIG-1)
   2,000                  5.60                             01/07/95                              2,000
Missouri State Environmental Improvement and Energy Residential Authority
 UPDATE Series A-Union
 Electric Co. Facility (West Deutsche Landes Bank LOC)(Aaa/A-1+)
   4,370                  3.85                             01/31/95                              4,370
-------------------------------------------------------------------------------------------------------
                                                                                                10,970
-------------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
MONTANA--3.7%
Montana State Health Facility Pooled Loan Program
 Series A VRDN (FGIC) (A-1+/VMIG-1)
 $6,864                  5.60%                             01/07/95                             $6,864
-------------------------------------------------------------------------------------------------------
NEVADA--2.7%
Clark County for Nevada Airport System VRDN (MBIA)
 (A-1+/VMIG-1)
  5,000                   4.95                             01/07/95                              5,000
-------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
New Hampshire Business Finance Authority PCRB 1990
 Series B for New England Power (A-1/VMIG-1)
    950                   3.75                             01/19/95                                950
-------------------------------------------------------------------------------------------------------
NEW YORK--4.9%
New York City RANS Series B Index Floaters
 (Sp-1/MIG-1)
  8,000                   4.14                             06/30/95                              8,000
New York State Dormitory Authority RB, Series 1990B-
 Cornell University VRDN (A-1+/VMIG-1)
  1,200                   5.75                             01/01/95                              1,200
-------------------------------------------------------------------------------------------------------
                                                                                                 9,200
-------------------------------------------------------------------------------------------------------
OHIO--2.1%
City of Columbus, OH Electric System Series 1984
 VRDN (DaiIchi Kangyo Bank LOC) (VMIG-1)
  4,000                   3.90                             01/01/95                              4,000
-------------------------------------------------------------------------------------------------------
OREGON--0.5%
City of Medford, OR for Rogue Valley Health Services
 VRDN (National Bank of Oregon LOC) (A-1/VMIG-1)
  1,000                   6.15                             01/01/95                              1,000
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.5%
Philadelphia School District TRANS Series 1994-1995 (Sp-1/MIG-1)
  3,000                   4.75                             06/30/95                              3,008
Quakertown Hospital Group Pooled Finance VRDN
 (First National Bank of Chicago LOC) (Aa2/VMIG-1)
  5,400                   5.50                             01/07/95                              5,400
-------------------------------------------------------------------------------------------------------
                                                                                                 8,408
-------------------------------------------------------------------------------------------------------
TEXAS--10.4%
Brazos Harbor Authority Industrial Development
 Corporation Variable Rate (Dow Chemical Co.)(A-1)
  5,000                   4.05                             02/24/95                              5,000
Harris County Health Facility for The Methodist Hospital
 Series 1994 VRDN (A-1+)
  1,000                   5.85                             01/01/95                              1,000

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

----------------------------------- -----------------------------------

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                             Cost
----------------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Lower Colorado River Authority Series B and C
 (A-1/P-1)
 $ 3,000                 3.75%                          01/12/95                         $  3,000
State of Texas TRANS Series 1995 (Sp-1+/MIG-1)
   5,000                 5.00                           08/31/95                            5,009
Texas Public Finance Authority Tax Exempt CP Notes
 Series B (A-1+/P-1)
   3,000                 3.90                           01/25/95                            3,000
Texas Water Development Board Series 1992-A VRDN (A-1+/VMIG-1)
   2,600                 5.95                           01/01/95                            2,600
----------------------------------------------------------------------------------------------------
                                                                                           19,609
----------------------------------------------------------------------------------------------------
VIRGINIA--1.5%
IDA of York County PCRB Series 1985 (Virginia Electric
 Power Co.)(A-1/P-1)
   2,800                 3.85                           02/13/95                            2,800
----------------------------------------------------------------------------------------------------
WASHINGTON, D.C.--5.7%
District of Columbia VRDN ACES-Series 1988 B-E
 Georgetown University (A-1+/VMIG-1)
  10,800                 5.55                           01/07/95                           10,800
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                        $191,880(a)
----------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) The cost stated also represents aggregate cost for federal income tax pur-poses.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

                           INVESTMENT ABBREVIATIONS
ACES    --Adjustable Convertible Extendible Securities
BANS    --Bond Anticipation Notes
CFC     --Unconditionally guaranteed by CFC, Cooperative Finance Corp.
CP      --Commercial Paper
FGIC    --Insured by Financial Guaranty Insurance Co.
GO      --General Obligation
IDA     --Industrial Development Authority
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TRANS   --Tax Revenue Anticipation Notes
UPDATE--Unit Priced Daily Adjustable Tax-Exempt Security
USD     --Unified School District
VRDN    --Variable Rate Demand Note

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

------------------------------------------------------------------------

                             PRIME                      TREASURY                    TAX-FREE
                          OBLIGATIONS    GOVERNMENT   OBLIGATIONS    MONEY MARKET MONEY MARKET
                              FUND          FUND          FUND           FUND         FUND
                         -------------- ------------ --------------  ------------ ------------
ASSETS:
Investments in
 securities, at value
 based on amortized
 cost................... $2,891,579,754 $313,800,335 $1,119,257,833  $958,887,052 $191,879,939
Interest receivable.....      5,728,030      778,200      6,549,276     1,401,308    1,178,469
Cash....................         53,689       28,629         61,404        24,505      536,958
Deferred organization
 expenses, net..........          1,850          --           3,171        66,005       39,932
Other assets............        124,152       10,823         72,754        94,205       19,632
----------------------------------------------------------------------------------------------
  TOTAL ASSETS            2,897,487,475  314,617,987  1,125,944,438   960,473,075  193,654,930
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment
 securities purchased...            --           --             --     24,608,750    5,094,166
Dividends payable.......     14,229,339    1,865,093      4,076,131     5,839,960      619,306
Accrued expenses and
 other liabilities......        923,798      149,821        386,535       492,927       62,559
----------------------------------------------------------------------------------------------
  TOTAL LIABILITIES          15,153,137    2,014,914      4,462,666    30,941,637    5,776,031
----------------------------------------------------------------------------------------------
NET ASSETS:
Paid-in capital.........  2,882,334,338  312,603,073  1,121,485,135   929,528,834  187,878,899
Accumulated undistrib-
 uted net realized gain
 (loss) on investment
 transactions...........            --           --          (3,363)        2,604          --
----------------------------------------------------------------------------------------------
  NET ASSETS             $2,882,334,338 $312,603,073 $1,121,481,772  $929,531,438 $187,878,899
----------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFER-
 ING AND REDEMPTION
 PRICE PER SHARE (NET
 ASSETS/SHARES OUTSTAND-
 ING)                             $1.00        $1.00          $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares..............  2,774,849,185  258,349,478    958,194,946   862,968,506  183,569,732
FST Administration
 shares.................     66,112,684   54,253,595     82,125,427    66,560,328    2,042,298
FST Service shares......     41,372,469          --      81,164,762           --     2,266,869
----------------------------------------------------------------------------------------------
TOTAL SHARES OF
 BENEFICIAL INTEREST
 OUTSTANDING, $0.01 PAR
 VALUE (UNLIMITED NUMBER
 OF SHARES AUTHORIZED)..  2,882,334,338  312,603,073  1,121,485,135   929,528,834  187,878,899
----------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Periods Ended December 31, 1994

------------------------------------------------------------------------

                              PRIME                       TREASURY                    TAX-FREE
                           OBLIGATIONS    GOVERNMENT    OBLIGATIONS    MONEY MARKET MONEY MARKET
                            FUND(B)(G)    FUND(C)(G)     FUND(D)(G)     FUND(A)(E)   FUND(A)(F)
                          --------------  ----------   --------------  ------------ ------------
INVESTMENT INCOME:
 Interest income........     $97,863,068    $8,325,881    $32,052,045   $32,143,648   $2,469,380
------------------------------------------------------------------------------------------------
EXPENSES:
 Investment adviser
  fees..................         695,689        50,687        225,733        64,294          --
 Account administration
  fees..................       2,789,597       193,154        961,040       835,827       35,436
 Custodian fees.........         334,033        42,827        206,445        97,714       10,954
 Professional fees......         128,129         6,689         50,939        42,071        4,622
 Trustee fees...........          37,409         2,031         17,712         9,957        1,106
 Amortization of de-
  ferred organization
  expenses..............           9,370           --           9,370         5,602        3,693
 Other..................         283,833        30,279         96,523       100,704       56,175
------------------------------------------------------------------------------------------------
TOTAL EXPENSES..........       4,278,060       325,667      1,567,762     1,156,169      111,986
Less: Expenses reimburs-
 able by GSAM...........         415,540        62,967        237,091       458,254       66,782
------------------------------------------------------------------------------------------------
 Net expenses...........       3,862,520       262,700      1,330,671       697,915       45,204
 Administration share
  fees..................         139,235        83,036         79,171        78,743        1,800
 Service share fees.....         115,595           --         168,982           --         1,199
------------------------------------------------------------------------------------------------
 Net expenses and share
  fees..................       4,117,350       345,736      1,578,824       776,658       48,203
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...      93,745,718     7,980,145     30,473,221    31,366,990    2,421,177
NET REALIZED GAIN (LOSS)
 ON INVESTMENT
 TRANSACTIONS...........           4,990         3,678        (79,393)        5,671          --
------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS.............     $93,750,708    $7,983,823    $30,393,828   $31,372,661   $2,421,177
------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) The Money Market and Tax-Free Money Market Funds commenced operations on May 18, 1994 and July 19, 1994, respectively.
(b) For the period ended December 31, 1994, GSAM waived investment advisory fees of $913,694.
(c) For the period ended December 31, 1994, GSAM waived investment advisory fees of $78,257 and account administration fees of $30,346.
(d) For the period ended December 31, 1994, GSAM waived investment advisory fees of $328,714.
(e) For the period from May 18, 1994 to December 31, 1994, GSAM waived investment advisory fees of $417,860.
(f) For the period from July 19, 1994 to December 31, 1994, GSAM waived investment advisory fees of $53,176 and account administration fees of $56,733.
(g) The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1994

------------------------------------------------------------------------

                                 PRIME          GOVERNMENT          TREASURY         MONEY MARKET          TAX-FREE
                          OBLIGATIONS FUND(b)     FUND(b)      OBLIGATIONS FUND(b)     FUND(a)       MONEY MARKET FUND(a)
                          -------------------   ----------     ------------------- ----------------  --------------------
FROM OPERATIONS:
Net investment income...   $     93,745,718   $     7,980,145    $    30,473,221   $     31,366,990     $   2,421,177
Net realized gain (loss)
 on investment transac-
 tions..................              4,990             3,678            (79,393)             5,671               --
-------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                     93,750,708         7,983,823         30,393,828         31,372,661         2,421,177
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...
 FST shares.............        (90,514,074)       (6,434,384)       (27,649,397)       (29,849,508)       (2,389,827)
 FST Administration
  shares................         (2,319,934)       (1,545,761)        (1,338,481)        (1,517,482)          (23,394)
 FST Service shares.....           (919,709)              --          (1,485,343)               --             (7,956)
Net realized gain on in-
 vestment transactions..
 FST shares.............            (82,819)           (3,010)            (6,131)            (3,002)              --
 FST Administration
  shares................            (13,759)             (668)              (161)               (65)              --
 FST Service shares.....               (814)              --                 --                 --                --
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders                  (93,851,109)       (7,983,823)       (30,479,513)       (31,370,057)       (2,421,177)
-------------------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (at $1.00 per share):
Proceeds from sale of
 shares.................     22,898,595,340     2,128,561,581      4,616,966,952     12,775,307,681       742,552,184
Reinvestment of divi-
 dends and distribu-
 tions..................         23,668,421         2,146,045          2,940,080          9,676,488           395,745
Cost of shares repur-
 chased.................    (21,920,493,388)   (1,876,927,328)    (4,370,900,948)   (11,855,455,335)     (555,069,030)
-------------------------------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from
  share
  transactions                1,001,770,373       253,780,298        249,006,084        929,528,834       187,878,899
-------------------------------------------------------------------------------------------------------------------------
 Total increase.........      1,001,669,972       253,780,298        248,920,399        929,531,438       187,878,899
NET ASSETS:
Beginning of period.....      1,880,664,366        58,822,775        872,561,373                --                --
-------------------------------------------------------------------------------------------------------------------------
End of Period              $  2,882,334,338   $   312,603,073    $ 1,121,481,772   $    929,531,438     $ 187,878,899
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF SHARE TRANS-
 ACTIONS (at $1.00 per
 share):
FST shares:
 Shares sold............     22,560,410,624     1,927,187,116      4,110,849,675     12,311,243,995       732,710,640
 Reinvestment of divi-
  dends and distribu-
  tions.................         23,317,361         1,684,083          2,581,039          8,626,882           380,335
 Shares repurchased.....    (21,640,191,346)   (1,715,218,895)    (3,967,576,749)   (11,456,902,371)     (549,521,243)
-------------------------------------------------------------------------------------------------------------------------
                                943,536,639       213,652,304        145,853,965        862,968,506       183,569,732
-------------------------------------------------------------------------------------------------------------------------
FST Administration
 shares:
 Shares sold............        212,782,227       201,374,465        194,485,191        464,063,686         6,207,387
 Reinvestment of divi-
  dends and distribu-
  tions.................            117,315           461,962            299,486          1,049,606            11,734
 Shares repurchased.....       (182,036,935)     (161,708,433)      (137,143,496)      (398,552,964)       (4,176,823)
-------------------------------------------------------------------------------------------------------------------------
                                 30,862,607        40,127,994         57,641,181         66,560,328         2,042,298
-------------------------------------------------------------------------------------------------------------------------
FST Service shares:
 Shares sold............        125,402,489               --         311,632,086                --          3,634,157
 Reinvestment of divi-
  dends and distribu-
  tions.................            233,745               --              59,555                --              3,676
 Shares repurchased.....        (98,265,107)              --        (266,180,703)               --         (1,370,964)
-------------------------------------------------------------------------------------------------------------------------
                                 27,371,127               --          45,510,938                --          2,266,869
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets
 resulting from share
 transactions                 1,001,770,373       253,780,298        249,006,084        929,528,834       187,878,899
-------------------------------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

(a) The Money Market and Tax-Free Money Market Funds commenced operations on May 18, 1994 and July 19, 1994, respectively.
(b) The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended January 31, 1994

------------------------------------------------------------------------

                                    PRIME         GOVERNMENT        TREASURY
                               OBLIGATIONS FUND      FUND       OBLIGATIONS FUND
                               ----------------  -------------  ----------------
FROM OPERATIONS:
Net investment income........  $     41,976,191  $     878,704  $    22,492,504
Net realized gain on invest-
 ment transactions...........           303,569          2,125          489,998
--------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations          42,279,760        880,829       22,982,502
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income........
 FST shares..................       (40,187,490)      (805,691)     (22,203,395)
 FST Administration shares...        (1,256,150)       (73,013)        (184,253)
 FST Service shares..........          (524,552)           --          (104,856)
Net realized gain on invest-
 ment transactions...........
 FST shares..................          (275,100)        (1,876)        (435,286)
 FST Administration shares...            (9,488)          (249)          (2,805)
 FST Service shares..........            (4,311)           --            (2,360)
--------------------------------------------------------------------------------
 Total distributions to
  shareholders                      (42,257,091)      (880,829)     (22,932,955)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (at
 $1.00 per share):
Proceeds from sale of shares.    13,297,915,109    331,144,623    4,128,643,382
Reinvestment of dividends and
 distributions...............         5,128,063          6,325        1,123,945
Cost of shares repurchased...   (12,236,987,870)  (272,353,173)  (4,038,592,707)
--------------------------------------------------------------------------------
 Net increase in net assets
  resulting from share trans-
  actions                         1,066,055,302     58,797,775       91,174,620
--------------------------------------------------------------------------------
 Total increase..............     1,066,077,971     58,797,775       91,224,167
NET ASSETS:
Beginning of period..........       814,586,395         25,000      781,337,206
--------------------------------------------------------------------------------
End of period                  $  1,880,664,366  $  58,822,775  $   872,561,373
--------------------------------------------------------------------------------
Accumulated undistributed net
 investment income                       $7,999            --               --
--------------------------------------------------------------------------------
SUMMARY OF SHARE TRANSACTIONS
 (at $1.00 per share):
FST shares:
 Shares sold.................  $ 13,008,507,049  $ 308,617,286  $ 4,025,671,354
 Reinvestment of dividends
  and distributions..........         5,093,995          6,325          966,431
 Shares repurchased..........   (11,995,336,995)  (263,951,437)  (3,990,445,702)
--------------------------------------------------------------------------------
                                  1,018,264,049     44,672,174       36,192,083
--------------------------------------------------------------------------------
FST Administration shares:
 Shares sold.................       195,705,800     22,527,337       30,334,779
 Reinvestment of dividends
  and distributions..........            34,068            --           157,340
 Shares repurchased..........      (161,613,549)    (8,401,736)      (6,008,873)
--------------------------------------------------------------------------------
                                     34,126,319     14,125,601       24,483,246
--------------------------------------------------------------------------------
FST Service shares:
 Shares sold.................        93,702,260            --        72,637,249
 Reinvestment of dividends
  and distributions..........               --             --               174
 Shares repurchased..........       (80,037,326)           --       (42,138,132)
--------------------------------------------------------------------------------
                                     13,664,934            --        30,499,291
--------------------------------------------------------------------------------
Increase in net assets re-
 sulting from share transac-
 tions                         $  1,066,055,302  $  58,797,775  $    91,174,620
--------------------------------------------------------------------------------

----------------------------------- -------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31,1994
----------------------------------- -----------------------------------

1. ORGANIZATION
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized un-der the laws of the Commonwealth of Massachusetts on December 6, 1978 includes the Financial Square Funds. The Trust is a Massachusetts business trust regis-tered under the Investment Company Act of 1940, as amended, as an open-end man-agement investment company. Financial Square consists of six diversified funds:
Prime Obligations, Government, Treasury Obligations, Money Market Tax-Free Money Market and Municipal Money Market (inactive). Financial Square offers three classes of shares: FST shares, FST Administration shares and FST Service shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by Financial Square Funds which are in conformity with those generally accepted in the investment company industry:

A. Investment Valuation
Financial Square Funds uses the amortized cost method for valuing portfolio se-curities. Under this method, all investments purchased at a discount or premium are valued by amortizing the differences between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income
Interest income is determined on the basis of interest accrued, premium amor-tized and discount earned.

C. Federal Taxes
It is each fund's policy to comply with the requirements of the Internal Reve-nue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its share holders. Accordingly, no federal tax provisions are required.

 At December 31, 1994, the Treasury Obligations Fund had approximately $79,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2002.

D. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses
Expenses incurred by Financial Square Funds which do not specifically relate to an individual fund of Financial Square Funds are allocated to the funds based on each fund's relative average net assets for the period.
 Shareholders of FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) which are di-rectly attributable to such shares.

3. AGREEMENTS
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the portfolios of the funds. As compensation for the services rendered under the Investment Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .075% of each fund's average daily net assets. During the periods ended December 31, 1994, GSAM voluntarily agreed to waive a portion of the advisory fees incurred by Financial Square Funds amounting to $913,694, $78,257, $328,714, $417,860 and $53,176 for the Prime Obligations, Government, Treasury Obligations, Money Market and Tax-Free Money Market Funds,
----------------------------------- -------------------------------------------

--------------------------------------------------------------------------------

----------------------------------- -----------------------------------

3. AGREEMENTS--(CONTINUED)
respectively. At December 31, 1994, the advisory fees due GSAM were approxi-mately $102,000, $14,000, $30,000 and $11,000 for the Prime Obligations, Gov-ernment, Treasury Obligations and Money Market Funds, respectively. These amounts are included in "Accrued expenses and other liabilities" in the accom-panying Statements of Assets and Liabilities.

 Until further notice, GSAM has voluntarily agreed to limit certain of each of the fund's expenses (excluding advisory fees, account administration fees, service organization fees, taxes, interest, brokerage commissions and extraor-dinary expenses) to the extent such expenses exceed .01% per annum of that fund's average daily net assets. At December 31, 1994, the amounts reimbursable by GSAM were approximately $98,000, $8,000, $55,000, $100,000 and $22,000 for
the Prime Obligations, Government, Treasury Obligations, Money Market and Tax-Free Money Market Funds, respectively; such amounts are included in "Other as-sets" in the accompanying Statements of Assets and Liabilities.

 GSAM also serves as administrator pursuant to an Administration Agreement. Un-der the Administration Agreement, GSAM administers each fund's business af-fairs, including providing facilities. As compensation for the services ren-dered under the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .13% of that fund's aver-age daily net assets. During the periods ended December 31, 1994, GSAM volun-tarily agreed to waive a portion of the account administration fees incurred amounting to $30,346 and $56,733 for the Government and Tax-Free Money Market Funds, respectively. At December 31, 1994, the account administration fees due GSAM were approximately $333,000, $44,000, $99,000, $138,000 and $9,000 for the
Prime Obligations, Government, Treasury Obligations, Money Market and Tax-Free Money Market Funds, respectively. These amounts are included in "Accrued ex-penses and other liabilities" in the accompanying Statements of Assets and Lia-bilities.

 Goldman Sachs serves as the Distributor of shares of Financial Square Funds pursuant to a Distribution Agreement. Goldman Sachs receives no compensation in this capacity. Goldman Sachs also serves as Financial Square's transfer agent.

4. ADMINISTRATION AND SERVICE PLANS
Financial Square Funds has adopted Administration and Service Plans. These plans allow for Administration shares and Service shares, respectively, to com-pensate service organizations for providing varying levels of account adminis-tration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compen-sation to the service organizations in an amount up to .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares. As of December 31, 1994, no Service shares were outstanding for the Government and Money Market Funds.

5. OTHER MATTERS
Effective December 28, 1994, the Financial Square funds were reorganized and became series of the Trust. Prior to the reorganization, each Financial Square fund was a series of Financial Square Trust ("FST"), which was also a Massachu-setts business trust. Except for the fact that the Financial Square funds is now a series of the Trust, all shares of the individual funds represent the same interest in each fund's assets, are of the same class, are subject to the same terms and conditions, fees and expenses and confer the same rights as when they were a series of FST.
----------------------------------- -------------------------------------------

Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1994

----------------------------------- -----------------------------------


6. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securi-ties, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agree-ments are held in safekeeping in the customer-only account of State Street Bank & Trust Co., Financial Square Funds' custo-dian, or at sub-custodians. GSAM monitors the market value of the underlying securities by pricing them daily.

7. JOINT REPURCHASE AGREEMENT ACCOUNTS
The Financial Square Funds, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.

At December 31, 1994, the Prime Obligations and Money Market Funds had, respec-tively, a 47.0% and 6.3% undivided interest in the repurchase agreements in the following joint account which equalled $750,000,000 and $100,000,000 in princi-pal amount, respectively. At December 31, 1994, the repurchase agreements held in this joint account along with the corresponding underlying securities (in-cluding the type of security, principal amount, interest rate and maturity date) were as follows:

 Principal              Interest                      Maturity                        Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
                             ($ in Thousands)
 REPURCHASE AGREEMENTS
 Bear Stearns and Co., dated 12/30/94,
  repurchase price $100,080 (U.S.
  Treasury Interest--Only Strips:
  $138,596, 11/15/97-02/15/99)
   $100,000                 5.75%                       01/03/95                     $    100,000
 C.S. First Boston Corporation, dated
  12/30/94, repurchase price $115,096
  (U.S. Treasury Bills: $118,205,
  01/12/95-04/20/95)
    115,000                 6.00                        01/03/95                          115,000
 Daiwa Securities, Inc., dated
  12/30/94, repurchase price $300,242
  (U.S. Treasury Notes: $304,270,
  5.13%-8.88%, 03/31/96-11/15/97)
    300,000                 5.80                        01/03/95                          300,000
 Lehman Government Securities Inc.,
  dated 12/30/94, repurchase price
  $100,080 (U.S. Treasury Notes:
  $99,842, 4.25%-8.63%, 01/15/95-
  02/15/95)
    100,000                 5.75                        01/03/95                          100,000
 Lehman Government Securities Inc.,
  dated 12/30/94, repurchase price
  $451,182 (U.S. Treasury Notes:
  $200,399, 4.63%-8.88%, 12/31/94-
  11/15/01; U.S. Treasury Interest--Only
  Strips: $211,644, 02/15/95-11/15/99;
  U.S. Treasury Principal--Only Strips:
  $109,392, 7.25%-11.25%, 02/15/95-
  11/15/01)
    450,800                 6.10                        01/03/95                          450,800
 Salomon Brothers, Inc., dated 12/30/94,
  repurchase price $530,449 (U.S.
  Treasury Bills: $558,159, 06/29/95)
    530,000                 6.10                        01/03/95                          530,000
-------------------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                              $1,595,800
-------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------

--------------------------------------------------------------------------------

----------------------------------- -----------------------------------

7. JOINT REPURCHASE AGREEMENT ACCOUNTS--(CONTINUED)

At December 31, 1994, the Prime Obligations, Government, Treasury Obligations and Money Market Funds had, respectively, a 9.9%, 4.7%, 28.2% and 12.0% undi-vided interest in the repurchase agreements in the following joint account which equalled $110,600,000, $52,200,000, $314,000,000, and $133,500,000 in
principal amount, respectively. At December 31, 1994, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, principal amount, interest rate and maturity date) were as follows:

 Principal              Interest                      Maturity                        Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
                             ($ in Thousands)
 REPURCHASE AGREEMENTS
 Bankers Trust Securities Corp., dated
  12/30/94, repurchase price $500,399
  (U.S. Treasury Notes: $521,170,
  5.25%-9.13%, 07/31/98-02/15/00)
   $500,000                 5.75%                       01/03/95                     $    500,000
 Daiwa Securities, Inc., dated 12/30/94,
  repurchase price $300,246 (U.S.
  Treasury Notes: $310,260, 4.00%-8.75%,
  01/31/96-02/15/01)
    300,000                 5.90                        01/03/95                          300,000
 Daiwa Securities, Inc., dated 12/30/94,
  repurchase price $50,031 (U.S.
  Treasury Notes: $51,105, 5.88%-7.38%,
  05/15/95-11/15/97)
     50,000                 4.50                        01/03/95                           50,000
 Lehman Government Securities Inc.,
  dated 12/30/94, repurchase price
  $50,031 (U.S. Treasury Notes: $50,788,
  4.13%-8.88%, 06/30/95-07/31/95)
     50,000                 4.50                        01/03/95                           50,000
 Lehman Government Securities Inc.,
  dated 12/30/94, repurchase price
  $215,182 (U.S. Treasury Notes:
  $218,681, 3.88%-8.50%, 04/30/95-
  06/30/95)
    215,000                 6.10                        01/03/95                          215,000
-------------------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                            $  1,115,000
-------------------------------------------------------------------------------------------------

----------------------------------- -------------------------------------------

Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations
Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET           RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT            EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END    TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)    ASSETS       ASSETS
                  --------- ---------- ------------- ----------- ------------- --------- ------    ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(e).......    $1.00    $0.0401      $0.0000      $0.0401     $(0.0401)     $1.00    4.38%(b)     0.18%(b)     4.38%(b)
1994-FST
Administration
shares(e).......     1.00     0.0383       0.0000       0.0383      (0.0383)      1.00    4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(e).......     1.00     0.0364       0.0000       0.0364      (0.0364)      1.00    3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
1994-FST shares.     1.00     0.0311       0.0002       0.0313      (0.0313)      1.00    3.18         0.17         3.11
1994-FST
Administration
shares..........     1.00     0.0286       0.0002       0.0288      (0.0288)      1.00    2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261       0.0002       0.0263      (0.0263)      1.00    2.66         0.67         2.61
1993-FST shares.     1.00     0.0360       0.0007       0.0367      (0.0367)      1.00    3.75         0.18         3.60
1993-FST
Administration
shares(c).......     1.00     0.0068       0.0001       0.0069      (0.0069)      1.00    3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301       0.0007       0.0308      (0.0308)      1.00    3.23         0.68         3.01
1992-FST shares
 ................     1.00     0.0572       0.0002       0.0574      (0.0574)      1.00    5.99         0.18         5.72
1992-FST Service
shares(c).......     1.00     0.0027           --       0.0027      (0.0027)      1.00    4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(D) THROUGH JANUARY 31,
1991-FST shares.     1.00     0.0727           --       0.0727      (0.0727)      1.00    8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
                  ---------- ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(e).......  $2,774,849    0.24%(b)      4.32%(b)
1994-FST
Administration
shares(e).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(e).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
1994-FST shares.   1,831,413    0.25          3.03
1994-FST
Administration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST
Administration
shares(c).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares
 ................     917,073    0.27          5.63
1992-FST Service
shares(c).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(D) THROUGH JANUARY 31,
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b)Annualized.
(c) FST Administration and FST Service share activity commenced during Novem-ber of 1992 and January of 1992, respectively.
(d) Commencement of operations.
(e) The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganiza-tion of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                           ------------------------------------
                                                                                                                 RATIO OF NET
                 NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                 VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                 BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                 OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
                 --------- ---------- ------------- ----------- ------------- --------- ---------   ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994 FST
shares(d).......   $1.00    $0.0424      $0.0000      $0.0424     $(0.0424)     $1.00     4.36%(b)      0.15%(b)     4.64%(b)
1994 FST Admin-
istration
shares(d).......    1.00     0.0426       0.0000       0.0426      (0.0426)      1.00     4.10(b)       0.40(b)      4.67(b)
FOR THE PERIOD ENDED JANUARY 31,
1993-FST
shares(c).......    1.00     0.0256       0.0001       0.0257      (0.0257)      1.00     3.14(b)       0.08(b)      3.10(b)
1993-FST Admin-
istration
shares(c).......    1.00     0.0120       0.0001       0.0121      (0.0121)      1.00     2.87(b)       0.35(b)      2.85(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                             EXPENSE LIMITATIONS
                           -------------------------
                    NET
                 ASSETS AT              RATIO OF NET
                    END     RATIO OF     INVESTMENT
                 OF PERIOD EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                  000'S)     ASSETS        ASSETS
                 --------- ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994 FST
shares(d)....... $258,350     0.25%(b)      4.54%(b)
1994 FST Admin-
istration
shares(d).......   54,253     0.50(b)       4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
1993-FST
shares(c).......   44,697     0.59(b)       2.59(b)
1993-FST Admin-
istration
shares(c).......   14,126     0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b)Annualized.
(c) FST share and FST Administration share activity commenced April 6, 1993 and September 1, 1993, respectively.
(d) The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganiza-tion of the funds as a series of Goldman Sachs Money Market Trust.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
                  --------- ---------- ------------- ----------- ------------- --------- ---------   ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(e).......    $1.00    $0.0379     $(0.0001)     $0.0378     $(0.0378)     $1.00     4.23%(b)      0.18%(b)     4.13%(b)
1994-FST Admin-
istration
shares(e).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)      1.00     3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(e).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)      1.00     3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)      1.00     3.11          0.17         3.01
1994-FST Admin-
istration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)      1.00     2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)      1.00     2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)      1.00     3.69          0.18         3.42
1993-FST Admin-
istration
shares(c).......     1.00     0.0009          --        0.0009      (0.0009)      1.00     2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)      1.00     3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)      1.00     5.84          0.18         5.49
1992-FST Service
shares(c).......     1.00     0.0113       0.0006       0.0119      (0.0116)      1.00     4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD APRIL 24, 1990(D) THROUGH JANUARY 31,
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)      1.00     8.06(b)       0.21(b)      7.74(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
                  --------- ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(e).......  $958,196     0.25%(b)      4.06%(b)
1994-FST Admin-
istration
shares(e).......    82,124     0.50(b)       4.17(b)
1994-FST Service
shares(e).......    81,162     0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
1994-FST shares.   812,420     0.24          2.94
1994-FST Admin-
istration
shares..........    24,485     0.49          2.69
1994-FST Service
shares..........    35,656     0.74          2.44
1993-FST shares.   776,181     0.26          3.34
1993-FST Admin-
istration
shares(c).......         1     0.51(b)       2.75(b)
1993-FST Service
shares..........     5,155     0.76          2.88
1992-FST shares.   413,171     0.28          5.39
1992-FST Service
shares(c).......     3,634     0.78(b)       3.67(b)
FOR THE PERIOD APRIL 24, 1990(D) THROUGH JANUARY 31,
1991-FST shares.   229,988     0.34(b)       7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b)Annualized.
(c) FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(d) Commencement of operations.
(e) The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganiza-tion of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                           ------------------------------------
                                                                                                                 RATIO OF NET
                 NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                 VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                 BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                 OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
                 --------- ---------- ------------- ----------- ------------- --------- ---------   ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(c).......   $1.00    $0.0305      $0.0000      $0.0305     $(0.0305)     $1.00     4.91%(b)      0.11%(b)     4.88%(b)
1994-FST Admin-
istration
shares(c).......    1.00     0.0298       0.0000       0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                             EXPENSE LIMITATIONS
                           -------------------------
                    NET
                 ASSETS AT              RATIO OF NET
                    END     RATIO OF     INVESTMENT
                 OF PERIOD EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                  000'S)     ASSETS        ASSETS
                 --------- ------------ ------------
FOR THE PERIOD ENDED DECEMBER 31,
1994-FST
shares(c)....... $862,971     0.25%(b)      4.74%(b)
1994-FST Admin-
istration
shares(c).......   66,560     0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b)Annualized.
(c) FST share and FST Administration share activity commenced May 18, 1994 and May 20, 1994, respectively.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman
Sachs


Goldman Sachs                                   Goldman
1 New York Plaza                                Sachs
New York, NY 10004

TRUSTEES
Paul C. Nagel, Jr., Chairman
Ashok N. Bakhru
Marcia L. Beck
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Marcia L. Beck, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



                                                FINANCIAL SQUARE
GOLDMAN SACHS                                   FUNDS
Investment Adviser, Administrator,
Distributor and Transfer Agent
                                                Annual Report
                                                December 31, 1994



FS-A94

                              ADMINISTRATION PLAN

          The Trust, on behalf of each Fund, has adopted an administration plan (the "Plan") with respect to the FST Administration Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Administration Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Administration Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, each Fund will pay each Service Organization an administration fee in an amount up to .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of such Fund attributable to or held in the name of such Service Organization.

          For the eleven months ended December 31, 1994, and the fiscal years ended January 31, 1994 and January 31, 1993 with respect to each Fund, the amount of administration fees paid by each Fund then in existence to Service Organizations was as follows:

                                             Dec. 1994  Jan. 1994  1993
                                             ---------  ---------  -----

Prime Obligations Fund/(1)(7)/.............   $139,235   $109,983  $ 374
Money Market Fund/(2)/.....................     78,743          -      -
Treasury Obligations Fund/(3)(7)/               79,171     16,665     11
Government Fund/(4)(7)/....................     83,036      6,394      -
Tax Free Fund/(5)/.........................      1,800          -      -
Municipal Fund/(6)/........................          -          -      -

---------------

(1) FST Administration Share activity commenced November 2, 1992.
(2) FST Administration Share activity commenced May 20, 1994.
(3) FST Administration Share activity commenced January 21, 1993.
(4) FST Administration Share activity commenced September 1, 1993.
(5) FST Administration Share activity commenced August 1, 1994.
(6) Has not commenced operations.
(7) The information presented for the period ended December 31, 1994 reflects the eleven months of operations.

          Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Administration Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advis-ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Administration Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Administration Shares on behalf of their customers may be required to register as dealers.

          The Plan was approved on December 27, 1994 by Financial Square Trust as the sole shareholder of FST Administration Shares of each Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on October 25, 1994. The Plan and Service Agreements will remain in effect until April 30, 1995 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Administration Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Administration Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Administration Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Administration Shares of such Fund.
In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                  SERVICE PLAN

The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the FST Service Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and personal and account maintenance services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Service Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about FST Service Shares, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Trust, on behalf of each Fund, will pay each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed
 .25% of such average daily net assets.

     For the eleven months ended December 31,1994, and the fiscal years ended January 31, 1994 and January 31, 1993, with respect to each Fund, the amount of service fees paid by each Fund then in existence to Service Organizations was as follows:


                                     Dec. 1994  Jan. 1994  Jan. 1993
                                     ---------  ---------  ---------

Prime Obligations Fund/(1)(7)/.....   $115,595   $100,676    $ 1,262
Money Market Fund/(2)/.............          -          -          -
Treasury Obligations Fund/(3)(7)/      168,982     20,914     17,386
Government Fund/(4)(7)/............          -          -          -
Tax-Free Fund/(5)/.................      1,199          -          -
Municipal Fund/(6)/                          -          -

---------------

/(1)/ FST Service Share activity commenced January 8, 1992.
/(2)/ Has not commenced operations.
/(3)/ FST Service Share activity commenced October 15, 1991.
/(4)/ Has not commenced operations.
/(5)/ FST Service Share activity commenced September 23, 1994.
/(6)/ Has not commenced operations.
/(7)/ The information presented for the period ended December 31, 1994 reflects eleven months of operations.

The Trust has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the SEC under the Investment Company Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing the Funds' method of operations or providing alternative means of offering FST Service Shares to customers of such Service Organizations, in which case the operation of a Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Funds' operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares.

The Plan was approved on December 27, 1994 by Financial Square Trust as the sole shareholder of FST Service Shares of each Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on October 25, 1994. The Plan and Service Agreements will remain in effect until April 30, 1995 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Service Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Service Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST

Service Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                         PREFERRED ADMINISTRATION PLAN

     The Trust, on behalf of the Financial Square Prime Rated Money Market Fund (the "Fund"), has adopted a preferred administration plan (the "Plan") with respect to the FST Preferred Shares which authorizes the Fund to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Preferred Shares, (c) process customer orders to purchase, redeem and exchange FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust, on behalf of each Fund, will pay each Service Organization a service fee in an amount up to .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of each Fund attributable to or held in the name of such Service Organization.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Preferred Shares on behalf of their customers may be required to register as dealers.

     The Plan was approved on December 27, 1994 by Goldman Sachs Money Market Trust as the sole shareholder of FST Preferred Shares of the Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on October 24, 1995. The Plan and Service Agreements will remain in effect until April 30, 1996 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. /The Plan may not be amended to increase materi-ally the amount to be spent for the services described therein without approval of the FST Preferred Shareholders of the Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Preferred Shares of the Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Preferred Shares of the Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Fund and holders of FST Preferred Shares of the Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS*

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the security ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.


----------------------------------------------------------------

* The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

Short-Term Ratings
------------------

P-1: Issuers have a superior capacity for repayment of short-term promissory obligations. Prime-1 or P-1 repayment capacity will normally be evidenced by the following characteristics:

 .  Leading market positions in well established industries.

 .  High rates of return on funds employed.

 . Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.

P-2: Issuers have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.


STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

PLUS (+) OR MINUS (-): The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the "AA" category.

Short-Term Ratings
------------------

A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus ( + ) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

Municipal Notes
---------------

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

 . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

 . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DUFF & PHELPS, INC.

Bond Ratings
------------

AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA-indicates that the issue ranks in the lower end of the AA category.


Short-Term Ratings
------------------

DUFF 1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

DUFF 2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment.

Liquidity factors and company fundamentals are considered sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

Duff & Phelps applies a plus and minus rating scale, Duff 1 plus, Duff 1 and Duff 1 minus in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating Duff 1 plus indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating Duff 1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating Duff 1 minus indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category than a security rated AA or AA-.

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

IBCA LIMITED AND IBCA INC.

A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis is very high.

AA: The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                          PART C.   OTHER INFORMATION


ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS.
          ---------------------------------

(a)  Financial Statements --

Included in the Prospectus:

     Financial Highlights for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Government Fund, Financial Square Money Market Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1994 (audited),

Incorporated by Reference into the Statement of Additional Information:

     Statements of Investments for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market, Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

     Statements of Assets and Liabilities for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

     Statements of Operations for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

     Statements of Changes in Net Assets for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

     Financial Highlights for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),


     Notes to Financial Statements.

All other financial statements, schedules and historical financial information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.

(b)  Exhibits

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5 (Reference
A), to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form S-5 (Reference B), to Registrant's Proxy Statement dated May 6, 1981 (Reference C), to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1 (Reference D), to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1 (Reference E), to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1 (Reference
F), to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1 (Reference G), to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1 (Reference H), to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Reference I), to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Reference J), to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (Reference K), to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Reference L), to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Reference M), to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Reference N), to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Reference O), to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (Reference P), to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (Reference Q), to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Reference R), to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Reference S), Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (Reference T), Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (Reference U),

Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (Reference V), Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (Reference W), Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (Reference X) and Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (Reference Y).

1(a).    Agreement and Declaration of Trust (Reference A).

1(b).     Form of Amendment to Agreement and Declaration of Trust (Reference D).

1(c).     Form of Amendment to Agreement and Declaration of Trust (Reference F).

1(d). Form of Amendment to Agreement and Declaration of Trust regarding the Money Market Portfolio (Reference M).

1(e). Form of Amendment to Agreement and Declaration of Trust regarding the Federal Portfolio (Reference P).

1(f). Form of Amendment to Agreement and Declaration of Trust regarding Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio (Reference Q).

1(g). Form of Amendment to Agreement and Declaration of Trust regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolios (Reference S).

1(h). Amendment to Agreement and Declaration of Trust regarding Financial Square Prime Obligations, Financial Square Treasury Obligations, Financial Square Government, Financial Square Tax-Free Money Market, Financial Square Money Market, Financial Square Municipal Money Market and Financial Square Federal Funds (Reference Y).

2(a).     By-Laws, filed as Exhibit 1(b) (Reference A).

2(b).     Amendment to Section 3.5 of By-Laws (Reference E).

2(c).     Amendment to Section 6.3 of By-Laws dated September 1, 1983 (Reference
          H).

2(d).     Amendment to Section 2.4 of By-Laws (Reference J).

2(e).     Amendment to Section 3.7 of the By-Laws (Reference K).

4(a). Specimen certificates for the Prime Obligations Units and Government Units filed as Exhibit 2 (Reference B).

4(b).     Specimen certificate for the Treasury Obligations Units (Reference F)

4(c) Specimen certificate for Goldman Sachs--Institutional Liquid Assets (Reference U)

5(b). Form of Advisory Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit A (Reference C).

5(c). Form of consent pursuant to paragraph 1 of the Advisory Agreement between Registrant and Goldman, Sachs & Co. regarding the Treasury Obligations Portfolio (Reference F).

5(d). Consent dated June 20, 1987 to change in duties under the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference M).

5(e). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Money Market Portfolio (Reference M).

5(f). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Federal Portfolio (Reference P).

5(g). Form of consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Tax-Exempt Diversified and Tax-Exempt California Portfolios (formerly series of Goldman Sachs--Institutional Tax-Exempt Assets). (Reference R).

5(h). Advisory Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

5(i). Form of consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolio (Reference S).

5(j). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Prime Obligations Fund and Goldman Sachs Asset Management (Reference Y).

5(k). Investment Advisory Agreement on behalf of the Financial Square Treasury Obligations Fund and Goldman Sachs Asset Management (Reference Y).

5(l). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Government Fund and Goldman Sachs Asset Management (Reference Y).

5(m). Investment Advisory Agreement between the Registrant on behalf of Financial Square Money Market Fund and Goldman Sachs Asset Management (Reference Y).

5(n). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Tax-Free Money Market Fund and Goldman Sachs Asset Management (Reference Y).

5(o). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Municipal Money Market Fund and Goldman Sachs Asset Management (Reference X).

5(p). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Federal Fund and Goldman Sachs Asset Management (Reference Y).

6(b). Form of Distribution Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit B (Reference C).

6(c). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

6(d). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference Y).

8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 1(e) (Reference B).

8(b). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(c) (Reference E).

8(c). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 8(a) (Reference F).

8(d). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(f) (Reference I).

8(e). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g) (Reference I).

8(f). Letter Agreement dated March 28, 1983 between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(d) (Reference F).

8(g). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h) (Reference J).

8(h). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i) (Reference J).

8(i). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference J).

8(j). Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges (Reference K).

8(k). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company (Reference M).

8(l). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference M).

8(m). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (Reference M).

8(n). Letter Agreement dated May 1, 1988 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference N).

8(p). Form of Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters (Reference O).

8(q). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Reference O).

8(r). Amendment dated September 15, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Reference O).

9. Administration Agreement between the Registrant and Goldman Sachs Asset Management (Reference Y).

15(a).    Administration Plan Agreement (Reference Y).

15(b).    Service Plan (Reference Y).

16.       Schedule for Computation of Performance Data (Reference V).

17(a). Powers of Attorney from Paul C. Nagel, Jr., Robert A. Friedman, and Jackson W. Smart (Reference K).

17(b).    Powers Of Attorney from James P. Gorter, Robert P. Mayo, and Stephen
          H. Hopkins each dated January 24, 1989 (Reference O).

17(c). Form of Transfer Agency Agreement dated May 1, 1988 between Registrant and Goldman, Sachs & Co. and schedule of fees pertaining thereto (Reference N).

17(d). Power of Attorney from Messrs. Wells, Nagel, Springer, Strubel, Mayo, Smart, Bakhru, Corzine, Hopkins, Gilman and Shuch dated February 11, 1992 (Reference T).

17(e).    Power of Attorney from Messr. Surloff dated January 25, 1994
          (Reference W).

The following exhibits are filed herewith:

1(h). Form of Amendment to Agreement and Declaration of Trust regarding Financial Square Prime Rated Money Market Fund.

5(q). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Prime Rated Money Market Fund and Goldman Sachs Asset Management

11.       Consent of Independent Public Accountants

15(c).    Form of Preferred Administration Plan

15(d)     Form of Preferred Administration Plan Agreement

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF SEPTEMBER 30, 1995)
          ----------------------------------------------------------

                  NUMBER OF
                TITLE OF CLASS                  RECORD HOLDERS
----------------------------------------------  --------------

Treasury Obligations Portfolio                            2532
Treasury Instruments Portfolio                            1266
Federal Portfolio                                         5632
Government Portfolio                                      4394
Prime Obligations Portfolio                               3697
Money Market Portfolio                                    3840
Tax-Exempt Diversified Portfolio                          4599
Tax-Exempt California Portfolio                           2081
Tax-Exempt New York Portfolio                              543
Financial Square Treasury Obligations Fund                1184
Financial Square Prime Obligations Fund                   1823
Financial Square Government Fund                           635
Financial Square Money Market Fund                         833
Financial Square Tax-Free Money Market Fund                427
Financial Square Municipal Money Market Fund                 0

ITEM 27. INDEMNIFICATION.
         ---------------

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed with the Commission as Exhibit 1(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5.

Paragraph 7 of the Advisory Agreement between the Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed with the Commission as
Exhibit 5(h) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A.

Section 7 of the Transfer Agency Agreement between Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed as Exhibit 17(j) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Financial Square Trust, Goldman Sachs Equity Portfolios, Inc., Paragon Portfolio, Trust for Credit Unions, The Benchmark Funds and Goldman, Sachs & Co., insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
          ----------------------------------------------------

The business and other connections of the officers and general partners who have direct responsibility for the asset management division of Goldman, Sachs & Co. are listed on the Uniform Application for Investment Adviser Registration ("Form ADV") of Goldman, Sachs & Co. (No. 801-16048), Goldman Sachs Funds Management, L.P. (No. 801-37591), and Goldman Sachs Assets Management International (No. 801-38157) as applicable. These Form ADVs, the texts of which are hereby incorporated by reference, are currently on file with the Commission.

ITEM 29.  PRINCIPAL UNDERWRITERS.
          ----------------------

(a) Goldman, Sachs & Co. or an affiliate of a division thereof currently serves as investment adviser to and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Goldman Sachs Trust, Trust for Credit Unions and Paragon Treasury Money Market Fund. Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser of two portfolios (Pilot Short-Term Tax-Exempt Portfolio and Pilot Short-Term Tax-Exempt Diversified Portfolio) of Pilot Funds. Goldman, Sachs & Co., or a division thereof currently serves as administrator to and distributor of the units or shares of The Benchmark Funds, Paragon Portfolio and The Commerce Funds.

(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. Each of the following persons is a general partner of Goldman, Sachs & Co. and, except for Mr. Ford does not hold a position with Registrant. Mr. Ford is a Trustee of Registrant.

                         GOLDMAN SACHS GENERAL PARTNERS


     Name and Principal                 Name and Principal
     Business Address                   Business Address
     ----------------                   ----------------

     Jon Corzine, Chairman (1)(2)
     Roy J. Zuckerberg (2)              Hideo Ishihara (10)
     David M. Silfen (2)                Oki Matsumoto Inc. (2)
     Eugene V. Fife (7)                 Richard M. Hayden (2)
     Robert J. Hurst (2)                Armen A. Avanessians (2)
     Paul M. Achleitner (7)             Howard C. Katz (2)
     Joel S. Beckman (2)                       Peter K. Barker (9)
     Eric S. Dobkin (2)                 David W. Blood (7)
     Willard J. Overlock, Jr. (2)       Henry M. Paulson, Jr.(8)
     Jonathan L. Cohen (2)              Zachariah Cobrinik (7)
     Frederic B. Garonzik (7)           Kevin W. Kennedy (2)
     William C. Landreth (11)           Daniel M. Neidich (2)
     Gary D. Cohn (7)                   Edward Spiegel (2)
     Fischer Black (5)                  Christopher A. Cole (2)
     Robert F. Cummings, Jr. (2)        Henry Cornell (13)
     Angelo De Caro (7)                 Robert V. Delaney (2)
     Steven G. Einhorn (2)              Joseph DellaRosa (2)
     J. Michael Evans (7)               David B. Ford (2)
     David M. Leuschen (2)              Lawton W. Fitt (2)
     Michael R. Lynch (2)               Michael D. McCarthy (2)
     Donald C. Opatrny, Jr. (7)         Joseph D. Gatto (2)
     Peter C. Gerhard (2)               Thomas E. Tuft (2)
     Robert J. Katz (1) (2)             Michael P. Mortara (2)
     Nomi P. Ghez (2)                   Lloyd C. Blankfein (2)
     David T. Hamamoto (2)              John P. Curtin, Jr. (2)
     Gavyn Davies (7)                   Dexter D. Earle (2)
     John Ehara (10)                    Christopher Flowers (2)
     Gary Gensler (2)                   Walter H. Haydock (15)
     Charles T. Harris, III (2)         Thomas J. Healey (2)
     Stephen Hendel (2)                 Robert E. Higgins (2)
     Ernest S. Liu (2)                  David L. Henle (2)
     Eff W. Martin (11)                 Charles B. Mayer, Jr. (2)
     Michael J. O'Brien (7)             Mark Schwartz (2)
     Stephen M. Semlitz (2)             Robert K. Steel (7)
     Francis J. Ingrassia (2)           John A. Thain (2)
     John L. Thornton (7)               Scott B. Kapnick (7)
     Bracebridge H. Young, Jr. (10)     Joseph R. Zimmel (2)
     Barry L. Zubrow (2)                Gary L. Zwerling (2)
     Jon R. Aisbitt (7)                 Andrew M. Alper (2)
     William J. Buckley (2)             Frank L. Coulson, Jr. (2)
     Connie Duckworth (8)               Richard A. Friedman (2)
     Alan R. Gillespie (7)              John H. Gleberman (2)
     Jacob D. Goldfield (2)             Steven M. Heller (2)
     Ann F. Kaplan (2)                  Robert S. Kaplan (10)
     Peter D. Kiernan, III (2)          Kevin M. Kelly (2)
     T. Willem Mesdag (7)               Gaetano J. Muzio (2)

     Robin Neustein (2)                 Timothy J. O'Neill (2)
     Scott M. Pinkus (2)                John J. Powers (2)
     Stephen D. Quinn (2)               Arthur J. Reimers,III (7)
     James P. Riley, Jr. (2)            Richard A. Sapp (7)
     John C. Keinert (2)                Donald F. Textor (2)
     Thomas B. Walker, III (2)          Patrick J. Ward (10)
     Jeffrey M. Weingarten (7)          Jon Winkelried (2)
     Richard E. Witten (2)              Gregory K. Palm (7)
     Carlos A. Cordeiro (7)             John O. Downing (7)
     W. Mark Evans (7)                  Michael D. Fascitelli (2)
     Sylvain M. Hefes (7)               Reuben Jeffrey, III (2)
     Lawrence H. Linden (2)             Jun Makihara (9)
     Masanori Mochida (10)              Robert B. Morris,III (11)
     Philip D. Murphy (14)              Suzanne M. Johnson (9)
     Terence M. O'Toole (2)             Carl G.E. Palmstierna (7)
     Michael G. Rantz (2)               J. David Rogers (10)
     Joseph Sassoon (7)                 Peter Savitz (10)
     Charles B. Seelig, Jr. (2)         Ralph F. Severson (11)
     Gene T. Sykes (9)                  Gary A. Syman (10)
     Leslie C. Tortora (2)              John L. Townsend, III (2)
     Lee G. Vance (7)                   David A. Viniar (2)
     John S. Weinberg (2)               Peter A. Weinberg (2)
     Laurence M. Weiss (2)              George W. Wellde, Jr. (2)
     Jaime E. Yordan (2)                Sharmin Mossavar-
     Jonathan L. Kolatch (2)            Rahmani (5)
     Peter S. Kraus (2)                 Robert Litterman (2)
     Jonathan M. Lopatin (2)            Thomas J. Macirowski (2)
     Peter G. Mallinson (13)            Oki Matsumoto (10)
     E. Scott Mead (7)                  Eric M. Mindich (2)
     Steven T. Mnuchin (2)              Thomas K. Montag (2)
     Edward A. Mule (2)                 Kipp M. Nelson (7)
     Christopher K. Norton (14)         Robert J. O'Shea (2)
     Wiet H. Pot (7)                    Jack L. Salzman (2)
     Eric S. Schwartz (2)               Michael F. Schwerin (2)
     Richard S. Sharp (7)               Richard G. Sherlund (2)
     Michael S. Sherwood (7)            Cody J. Smith (2)
     Daniel W. Stanton (2)              Esta E. Stecher (2)
     Frederic E. Steck (11)             Byron D. Trott (8)
     Barry S. Volpert (2)               Peter S. Wheeler (13)
     Anthony G. Williams (7)            Gary W. Williams (2)
     Tracy R. Wolstencroft (4)          Danny O. Yee (13)
     Michael J. Zamkow (2)              Mark A. Zurack (2)

(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
     Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002
(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England

(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato-ku, Tokyo 107, Japan
(11) 555 California Street, 31st Floor, San Francisco, CA 94104
(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3 Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main 1, Germany
(15) Munsterhof 4, 8022, Zurich, Switzerland
 (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder will be maintained (1) at the offices of the Registrant at 4900 Sears Tower, Chicago, Illinois 60606 and (2) at the offices of the Registrant's Custodian,
                        ---
State Street Bank and Trust Company, at 225 Franklin Street, Boston, MA 02110.

ITEM 31. MANAGEMENT SERVICES.
         -------------------

     Not Applicable.

ITEM 32. UNDERTAKINGS.
         ------------

     (a) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, which relates to the assistance to be rendered to shareholders by the Directors of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a Director.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

     (c) The Annual Report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of October, 1995.

                         GOLDMAN SACHS MONEY MARKET TRUST


                              By: /S/MICHAEL J. RICHMAN
                                 -----------------------
                               Michael J. Richman, Secretary


Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 51 to the Registration Statement has been signed below by the following persons in the capacities indicated on October 16, 1995.


Name                              Title                Date
                                                 ----------------

*MARCIA L. BECK           President and Trustee  October 16, 1995
------------------------
Marcia L. Beck

*SCOTT M. GILMAN          Treasurer              October 16, 1995
------------------------
Scott M. Gilman

*ASHOK N. BAKHRU          Trustee                October 16, 1995
------------------------
Ashok N. Bakhru

*DAVID FORD               Trustee                October 16, 1995
------------------------
David Ford

*PAUL C. NAGEL, JR.       Trustee                October 16, 1995
------------------------
Paul C. Nagel, Jr.

*JACKSON W. SMART, JR.    Trustee                October 16, 1995
------------------------
Jackson W. Smart, Jr.

*WILLIAM H. SPRINGER      Trustee                October 16, 1995
------------------------
William H. Springer

*RICHARD P. STRUBEL       Trustee                October 16, 1995
------------------------
Richard P. Strubel

By: /S/MICHAEL J. RICHMAN
   -----------------------------------
               Michael J. Richman
               * Attorney-in-fact

                               Index to Exhibits

1(i). Form of Amendment to Agreement and Declaration of Trust regarding Financial Square Prime Rated Money Market Fund.


5(q). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Prime Rated Money Market Fund and Goldman Sachs Asset Management

11.       Consent of Independent Public Accountants

15(c)     Form of Preferred Administration Plan

15(d)     Form of Preferred Administration Plan Agreement